United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2013

Date of Reporting Period: Six months ended 01/31/2013

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Money Center Bank	4.6%
Regional Banks	4.6%
Specialty Retailing	4.2%
Services to Medical Professionals	3.7%
Integrated Domestic Oil	3.4%
Oil Refiner	3.4%
AT&T Divestiture	2.9%
Ethical Drugs	2.8%
Property Liability Insurance	2.7%
Software Packaged/Custom	2.3%
Medical Technology	2.2%
Department Stores	2.1%
Financial Services	2.1%
Telecommunication Equipment & Services	2.1%
Computer Stores	1.8%
Defense Aerospace	1.8%
Computers - Midrange	1.6%
Construction Machinery	1.5%
Defense Electronics	1.5%
Semiconductor Distribution	1.5%
Diversified Oil	1.4%
Electric Utility	1.4%
Home Products	1.4%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Integrated International Oil	1.4%
Soft Drinks	1.4%
Broadcasting	1.3%
Cable TV	1.3%
Household Appliances	1.2%
Life Insurance	1.2%
Agricultural Chemicals	1.1%
Securities Brokerage	1.1%
Biotechnology	1.0%
Clothing Stores	1.0%
Electronic Instruments	1.0%
Grocery Chain	1.0%
Multi-Line Insurance	1.0%
Specialty Chemicals	1.0%
Other[2]	25.2%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Chemicals—1.1%
3,000		CF Industries Holdings, Inc.	$687,510
2,900		Monsanto Co.	293,915
2,500		Scotts Miracle-Gro Co.	109,300
		TOTAL	1,090,725
		Agricultural Machinery—0.6%
6,900		Deere & Co.	649,014
		Airline - National—0.4%
17,100	[1]	United Continental Holdings, Inc.	412,965
		Airline - Regional—0.2%
5,000	[1]	Alaska Air Group, Inc.	230,650
		Aluminum—0.1%
2,000		Kaiser Aluminum Corp.	124,320
		Apparel—0.5%
2,000	[1]	Ann, Inc.	61,680
2,600	[1]	Carter's, Inc.	156,598
2,300		Guess ?, Inc.	62,307
1,400		V.F. Corp.	206,612
		TOTAL	487,197
		AT&T Divestiture—2.9%
44,600		AT&T, Inc.	1,551,634
33,000		Verizon Communications, Inc.	1,439,130
		TOTAL	2,990,764
		Auto Manufacturing—0.8%
26,800		Ford Motor Co.	347,060
16,300	[1]	General Motors Co.	457,867
		TOTAL	804,927
		Auto Original Equipment Manufacturers—0.3%
500	[1]	AutoZone, Inc.	184,850
200	[1]	O'Reilly Automotive, Inc.	18,530
2,200	[1]	Tenneco Automotive, Inc.	76,912
		TOTAL	280,292
		Biotechnology—1.0%
7,200		Amgen, Inc.	615,312
4,400	[1]	Celgene Corp.	435,424
		TOTAL	1,050,736
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Broadcasting—1.3%
25,089	[1]	DIRECTV Group, Inc.	$1,283,052
		Building Materials—0.2%
3,300		Lennox International, Inc.	189,783
		Building Supply Stores—0.3%
7,700		Lowe's Cos., Inc.	294,063
		Cable & Wireless Television—0.4%
4,800		Time Warner Cable, Inc.	428,832
		Cable TV—1.3%
4,100	[1]	Charter Communications, Inc.	319,677
18,400		Comcast Corp., Class A	700,672
4,500		Viacom, Inc., Class B	271,575
		TOTAL	1,291,924
		Carpets—0.7%
7,000	[1]	Mohawk Industries, Inc.	711,620
		Closed End Fund—0.3%
3,600	[1]	Berkshire Hathaway, Inc.	348,948
		Clothing Stores—1.0%
1,700	[1]	Children's Place Retail Stores, Inc.	84,728
19,700		Gap (The), Inc.	643,796
4,900	[1]	Hanesbrands, Inc.	183,652
1,300	[1]	Urban Outfitters, Inc.	55,627
		TOTAL	967,803
		Commodity Chemicals—0.4%
5,700		Du Pont (E.I.) de Nemours & Co.	270,465
3,000		RPM International, Inc.	93,630
		TOTAL	364,095
		Computer Peripherals—0.6%
3,700		Lexmark International Group, Class A	89,022
1,900	[1]	NetApp, Inc.	68,400
9,700	[1]	Sandisk Corp.	484,903
		TOTAL	642,325
		Computer Services—0.6%
1,300	[1]	CACI International, Inc., Class A	69,719
5,000	[1]	Riverbed Technology, Inc.	97,000
11,134	[1]	Synnex Corp.	400,267
		TOTAL	566,986
		Computer Stores—1.8%
10,800		GameStop Corp.	250,560
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Computer Stores—continued
46,849	[1]	Ingram Micro, Inc., Class A	$851,715
2,100	[1]	Insight Enterprises, Inc.	41,160
13,862	[1]	Tech Data Corp.	705,714
		TOTAL	1,849,149
		Computers - High End—0.7%
3,600		IBM Corp.	731,052
		Computers - Low End—0.9%
70,000		Dell, Inc.	926,800
		Computers - Midrange—1.6%
96,300		Hewlett-Packard Co.	1,589,913
		Construction Machinery—1.5%
5,700		Caterpillar, Inc.	560,823
3,200		Joy Global, Inc.	202,144
19,100		Trinity Industries, Inc.	758,270
		TOTAL	1,521,237
		Cosmetics & Toiletries—0.9%
5,700		Avon Products, Inc.	96,786
3,800		Estee Lauder Cos., Inc., Class A	231,534
5,400	[1]	Sally Beauty Holdings, Inc.	143,316
4,100	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	401,062
		TOTAL	872,698
		Crude Oil & Gas Production—0.4%
3,500		EOG Resources, Inc.	437,430
		Defense Aerospace—1.8%
3,200		Alliant Techsystems, Inc.	207,104
2,900		Boeing Co.	214,223
6,100		General Dynamics Corp.	404,430
7,900		Lockheed Martin Corp.	686,273
4,200		Triumph Group, Inc.	295,554
		TOTAL	1,807,584
		Defense Electronics—1.5%
9,000	[1]	First Solar, Inc.	253,620
3,500		L-3 Communications Holdings, Inc.	265,720
10,300		Northrop Grumman Corp.	669,912
5,700		Raytheon Co.	300,276
		TOTAL	1,489,528
		Department Stores—2.1%
1,500		Dillards, Inc., Class A	126,615
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Department Stores—continued
14,900		Kohl's Corp.	$689,721
16,600		Macy's, Inc.	655,866
8,400		Penney (J.C.) Co., Inc.	170,772
2,600	[1]	Sears Holdings Corp.	122,070
5,500		Target Corp.	332,255
		TOTAL	2,097,299
		Discount Department Stores—0.4%
5,400		Foot Locker, Inc.	185,490
2,900		Wal-Mart Stores, Inc.	202,855
		TOTAL	388,345
		Diversified Leisure—0.3%
4,500	[1]	Bally Technologies, Inc.	216,720
2,300	[1]	Coinstar, Inc.	117,024
		TOTAL	333,744
		Diversified Oil—1.4%
16,400		Murphy Oil Corp.	976,128
4,900		Occidental Petroleum Corp.	432,523
		TOTAL	1,408,651
		Drug Store—0.3%
6,500		Walgreen Co.	259,740
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	222,420
2,100		DeVRY, Inc.	52,857
1,500	[1]	ITT Educational Services, Inc.	25,260
		TOTAL	300,537
		Electric Utility—1.4%
5,200		American Electric Power Co., Inc.	235,508
7,600		Edison International	366,244
4,700		Entergy Corp.	303,620
3,100		NextEra Energy, Inc.	223,355
9,300		PPL Corp.	281,697
		TOTAL	1,410,424
		Electrical - Radio & TV—0.1%
1,800		Harman International Industries, Inc.	80,604
		Electrical Equipment—0.3%
4,200	[1]	Sanmina Corp.	39,984
3,900	[1]	WESCO International, Inc.	284,427
		TOTAL	324,411
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Electronic Instruments—1.0%
8,700		Thermo Fisher Scientific, Inc.	$627,618
6,700	[1]	Trimble Navigation Ltd.	418,750
		TOTAL	1,046,368
		Electronic Test/Measuring Equipment—0.1%
1,800	[1]	Itron, Inc.	83,502
		Ethical Drugs—2.8%
7,200		Abbott Laboratories	243,936
14,500		Eli Lilly & Co.	778,505
3,500	[1]	Forest Laboratories, Inc., Class A	127,050
1,400		Johnson & Johnson	103,488
18,200		Merck & Co., Inc.	787,150
19,600		Pfizer, Inc.	534,688
16,000		Warner Chilcott PLC	226,720
		TOTAL	2,801,537
		Financial Services—2.1%
6,500		Ameriprise Financial, Inc.	431,080
1,600		BlackRock, Inc.	378,048
11,200		Discover Financial Services	429,968
2,500		Nelnet, Inc., Class A	76,075
5,400		Visa, Inc., Class A	852,714
		TOTAL	2,167,885
		Food Wholesaling—0.9%
3,800		Ingredion, Inc.	251,066
21,000		Sysco Corp.	667,170
		TOTAL	918,236
		Generic Drugs—0.8%
11,600	[1]	Endo Health Solutions, Inc.	367,256
14,600	[1]	Mylan, Inc.	412,742
		TOTAL	779,998
		Grocery Chain—1.0%
25,700		Kroger Co.	711,890
13,700		Safeway, Inc.	263,725
		TOTAL	975,615
		Health Care Equipment & Supplies—0.1%
2,200		Hill-Rom Holdings, Inc.	72,996
		Home Products—1.4%
4,100		Energizer Holdings, Inc.	356,741
3,900	[1]	Jarden Corp.	229,476
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Home Products—continued
2,400		Kimberly-Clark Corp.	$214,824
5,200		Newell Rubbermaid, Inc.	122,096
3,300		Procter & Gamble Co.	248,028
3,400		Tupperware Brands Corp.	259,080
		TOTAL	1,430,245
		Hospitals—0.1%
2,700	[1]	Community Health Systems, Inc.	103,491
		Hotels—0.2%
3,600		Wyndham Worldwide Corp.	200,844
		Household Appliances—1.2%
2,200	[1]	Middleby Corp.	310,992
8,100		Whirlpool Corp.	934,578
		TOTAL	1,245,570
		Industrial Machinery—0.3%
9,100	[1]	Terex Corp.	294,658
		Insurance Brokerage—0.4%
11,100		Aspen Insurance Holdings Ltd.	378,621
		Integrated Domestic Oil—3.4%
30,100		ConocoPhillips	1,745,800
9,400		Hess Corp.	631,304
33,300		Marathon Oil Corp.	1,119,213
		TOTAL	3,496,317
		Integrated International Oil—1.4%
7,500		Chevron Corp.	863,625
6,700		Exxon Mobil Corp.	602,799
		TOTAL	1,466,424
		Internet Services—0.6%
4,000	[1]	eBay, Inc.	223,720
3,800		IAC Interactive Corp.	156,750
400	[1]	Priceline.com, Inc.	274,188
		TOTAL	654,658
		IT Services—0.3%
4,400		Accenture PLC	316,316
		Life Insurance—1.2%
18,600		Prudential Financial, Inc.	1,076,568
2,900		StanCorp Financial Group, Inc.	112,781
		TOTAL	1,189,349
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Life Sciences Tools & Services—0.4%
6,500	[1]	Life Technologies Corp.	$420,485
		Mail Order—0.1%
2,200		HSN, Inc.	131,120
		Meat Packing—0.7%
28,300	[1]	Smithfield Foods, Inc.	659,673
		Medical Supplies—0.7%
5,600		Cardinal Health, Inc.	245,336
4,300		McKesson Corp.	452,489
		TOTAL	697,825
		Medical Technology—2.2%
13,900		Medtronic, Inc.	647,740
14,600		ResMed, Inc.	639,480
13,500		St. Jude Medical, Inc.	549,450
4,700		Zimmer Holdings, Inc.	350,620
		TOTAL	2,187,290
		Metal Fabrication—0.4%
2,800		Reliance Steel & Aluminum Co.	181,216
4,200		Timken Co.	225,162
		TOTAL	406,378
		Miscellaneous Components—0.3%
27,428	[1]	Vishay Intertechnology, Inc.	301,434
		Miscellaneous Food Products—0.2%
7,300		Fresh Del Monte Produce, Inc.	192,355
		Money Center Bank—4.6%
22,500		Bank of America Corp.	254,700
10,700		Bank of New York Mellon Corp.	290,612
17,300		Citigroup, Inc.	729,368
40,400		JPMorgan Chase & Co.	1,900,820
18,700		State Street Corp.	1,040,655
14,700		U.S. Bancorp	486,570
		TOTAL	4,702,725
		Mortgage and Title—0.2%
9,300	[1]	CoreLogic, Inc.	244,032
		Multi-Industry Capital Goods—0.7%
16,300		General Electric Co.	363,164
13,300		Textron, Inc.	382,508
		TOTAL	745,672
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Multi-Industry Transportation—0.2%
2,200		FedEx Corp.	$223,190
		Multi-Line Insurance—1.0%
17,500	[1]	American International Group, Inc.	662,025
4,900		Cincinnati Financial Corp.	207,956
4,400		Validus Holdings Ltd.	160,204
		TOTAL	1,030,185
		Newspaper Publishing—0.3%
10,300		Gannett Co., Inc.	202,189
200		Washington Post Co., Class B	77,136
		TOTAL	279,325
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	213,268
		Office Supplies—0.2%
4,500		Avery Dennison Corp.	173,295
		Offshore Driller—0.2%
4,400		Bristow Group, Inc.	250,712
		Oil Refiner—3.4%
9,600		HollyFrontier Corp.	501,312
10,300		Marathon Petroleum Corp.	764,363
13,700		Tesoro Petroleum Corp.	667,053
33,600		Valero Energy Corp.	1,469,328
		TOTAL	3,402,056
		Other Communications Equipment—0.3%
7,600		Harris Corp.	351,120
		Packaged Foods—0.3%
8,400		ConAgra Foods, Inc.	274,596
		Paint & Related Materials—0.3%
1,800		Sherwin-Williams Co.	291,852
		Paper Products—0.0%
5,700	[1]	Boise, Inc.	47,025
		Personal & Household—0.2%
5,800		Nu Skin Enterprises, Inc., Class A	245,688
		Personnel Agency—0.3%
4,500		Manpower, Inc.	231,750
3,400		Robert Half International, Inc.	119,816
		TOTAL	351,566
		Printing—0.0%
4,800		Donnelley (R.R.) & Sons Co.	44,160
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—2.7%
5,200		Everest Re Group Ltd.	$602,212
12,600		HCC Insurance Holdings, Inc.	487,368
5,200		PartnerRe Ltd.	455,988
3,900		Platinum Underwriters Holdings Ltd.	190,047
12,500		The Travelers Cos., Inc.	980,750
		TOTAL	2,716,365
		Recreational Vehicles—0.1%
1,400		Polaris Industries, Inc., Class A	121,926
		Regional Banks—4.6%
23,300		BB&T Corp.	705,524
1,700		City National Corp.	90,032
7,300		Comerica, Inc.	250,828
29,600		Fifth Third Bancorp	482,184
17,200		Huntington Bancshares, Inc.	119,712
17,600		KeyCorp	165,440
9,400		PNC Financial Services Group	580,920
22,700		SunTrust Banks, Inc.	643,999
44,200		Wells Fargo & Co.	1,539,486
3,700		Zions Bancorp	86,284
		TOTAL	4,664,409
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	114,176
		Restaurants—0.5%
2,400	[1]	Panera Bread Co.	383,544
2,400		Starbucks Corp.	134,688
		TOTAL	518,232
		Securities Brokerage—1.1%
5,800		Goldman Sachs Group, Inc.	857,588
10,700		Morgan Stanley	244,495
		TOTAL	1,102,083
		Semiconductor Distribution—1.5%
25,913	[1]	Arrow Electronics, Inc.	995,578
14,515	[1]	Avnet, Inc.	513,250
		TOTAL	1,508,828
		Semiconductor Manufacturing—0.7%
30,600		Intel Corp.	643,824
5,500	[1]	Omnivision Technologies, Inc.	84,535
		TOTAL	728,359
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—3.7%
15,400		Aetna, Inc.	$742,742
2,900	[1]	Henry Schein, Inc.	250,386
6,000		Humana, Inc.	446,160
2,300		Omnicare, Inc.	89,585
25,500		UnitedHealth Group, Inc.	1,407,855
12,573		Wellpoint, Inc.	814,982
		TOTAL	3,751,710
		Soft Drinks—1.4%
14,400		Coca-Cola Enterprises, Inc.	502,128
13,800		Dr. Pepper Snapple Group, Inc.	621,966
4,400		PepsiCo, Inc.	320,540
		TOTAL	1,444,634
		Software Packaged/Custom—2.3%
5,900	[1]	BMC Software, Inc.	245,145
15,700		CA, Inc.	389,674
2,000	[1]	Commvault Systems, Inc.	153,460
7,300		Computer Sciences Corp.	305,140
6,800	[1]	Electronic Arts, Inc.	106,964
9,300		Microsoft Corp.	255,471
9,900		Oracle Corp.	351,549
22,200	[1]	Symantec Corp.	483,294
		TOTAL	2,290,697
		Specialty Chemicals—1.0%
5,300		Airgas, Inc.	504,772
4,200		Ashland, Inc.	329,742
12,400		Huntsman Corp.	218,612
		TOTAL	1,053,126
		Specialty Retailing—4.2%
8,000		Abercrombie & Fitch Co., Class A	400,000
4,400	[1]	AutoNation, Inc.	213,400
2,900	[1]	Big Lots, Inc.	93,235
24,787		CVS Caremark Corp.	1,269,094
2,400	[1]	Cabela's, Inc., Class A	123,888
500	[1]	Dollar General Corp.	23,110
8,200		Expedia, Inc.	535,050
12,700		GNC Acquisition Holdings, Inc.	456,438
2,700		Nordstrom, Inc.	149,121
3,900		Signet Jewelers Ltd.	244,062
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
16,300		Staples, Inc.	$219,724
4,200	[1]	Vitamin Shoppe Industries, Inc.	256,536
6,100		Williams-Sonoma, Inc.	268,400
		TOTAL	4,252,058
		Telecommunication Equipment & Services—2.1%
1,200	[1]	Anixter International, Inc.	80,736
22,700		Cisco Systems, Inc.	466,939
17,200		Motorola, Inc.	1,004,308
8,500		Qualcomm, Inc.	561,255
		TOTAL	2,113,238
		Telephone Utility—0.7%
18,100		CenturyLink, Inc.	732,145
		Textiles Apparel & Luxury Goods—0.5%
4,000		PVH Corp.	475,480
		Toys & Games—0.6%
9,500		Hasbro, Inc.	355,015
6,000		Mattel, Inc.	225,780
		TOTAL	580,795
		Truck Manufacturing—0.3%
1,900		Cummins, Inc.	218,177
3,500	[1]	Navistar International Corp.	91,315
		TOTAL	309,492
		Undesignated Consumer Cyclicals—0.4%
8,300		Herbalife Ltd.	301,456
2,100		Weight Watchers International, Inc.	112,287
		TOTAL	413,743
		Uniforms—0.3%
6,500		Cintas Corp.	274,690
		TOTAL COMMON STOCKS (IDENTIFIED COST $92,312,734)	99,696,010
		MUTUAL FUND—1.9%
1,922,673	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	1,922,673
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $94,235,407)[4]	101,618,683
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(64,327)
		TOTAL NET ASSETS—100%	$101,554,356
1	Non-income producing security.
2	Affiliated holding.
Semi-Annual Shareholder Report
13

3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.73	$12.48	$10.54	$9.91	$14.05	$16.74
Income From Investment Operations:
Net investment income	0.04[1]	0.06[1]	0.03[1]	0.05[1]	0.06[1]	0.06
Net realized and unrealized gain (loss) on investments	1.96	0.19	1.96	0.67	(4.15)	(1.56)
TOTAL FROM INVESTMENT OPERATIONS	2.00	0.25	1.99	0.72	(4.09)	(1.50)
Less Distributions:
Distributions from net investment income	(0.05)	—	(0.05)	(0.09)	(0.05)	—
Distributions from net realized gain on investments	—	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	(0.05)	—	(0.05)	(0.09)	(0.05)	(1.19)
Net Asset Value, End of Period	$14.68	$12.73	$12.48	$10.54	$9.91	$14.05
Total Return[2]	15.75%	2.00%	18.87%	7.18%	(29.07)%	(9.98)%
Ratios to Average Net Assets:
Net expenses	1.35%[3]	1.35%	1.34%	1.29%	1.34%	1.29%
Net investment income	0.65%[3]	0.48%	0.21%	0.44%	0.64%	0.43%
Expense waiver/reimbursement[4]	0.21%[3]	0.40%	0.31%	0.25%	0.14%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,262	$29,365	$40,227	$54,437	$81,898	$194,867
Portfolio turnover	84%	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.26	$12.12	$10.27	$9.66	$13.73	$16.51
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	(0.04)[1]	(0.07)[1]	(0.04)[1]	(0.02)[1]	(0.04)
Net realized and unrealized gain (loss) on investments	1.88	0.18	1.92	0.65	(4.05)	(1.55)
TOTAL FROM INVESTMENT OPERATIONS	1.87	0.14	1.85	0.61	(4.07)	(1.59)
Less Distributions:
Distributions from net investment income	—	—	—	(0.00)[2]	—	—
Distributions from net realized gain on investments	—	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	—	—	—	(0.00)[2]	—	(1.19)
Net Asset Value, End of Period	$14.13	$12.26	$12.12	$10.27	$9.66	$13.73
Total Return[3]	15.25%	1.16%	18.01%	6.33%	(29.64)%	(10.69)%
Ratios to Average Net Assets:
Net expenses	2.15%[4]	2.15%	2.13%	2.08%	2.14%	2.08%
Net investment income (loss)	(0.15)%[4]	(0.32)%	(0.59)%	(0.36)%	(0.17)%	(0.36)%
Expense waiver/reimbursement[5]	0.18%[4]	0.36%	0.29%	0.24%	0.17%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,188	$24,440	$31,129	$39,524	$52,546	$96,601
Portfolio turnover	84%	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.62	$12.44	$10.52	$9.91	$14.10	$16.86
Income From Investment Operations:
Net investment income (loss)	0.01[1]	(0.00)[1,2]	(0.04)[1]	(0.01)[1]	0.01[1]	(0.00)[2]
Net realized and unrealized gain (loss) on investments	1.94	0.18	1.97	0.68	(4.16)	(1.57)
TOTAL FROM INVESTMENT OPERATIONS	1.95	0.18	1.93	0.67	(4.15)	(1.57)
Less Distributions:
Distributions from net investment income	—	—	(0.01)	(0.06)	(0.04)	—
Distributions from net realized gain on investments	—	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	—	—	(0.01)	(0.06)	(0.04)	(1.19)
Net Asset Value, End of Period	$14.57	$12.62	$12.44	$10.52	$9.91	$14.10
Total Return[3]	15.45%	1.45%	18.33%	6.71%	(29.42)%	(10.34)%
Ratios to Average Net Assets:
Net expenses	1.85%[4]	1.85%	1.83%	1.75%	1.80%	1.75%
Net investment income (loss)	0.15%[4]	(0.02)%	(0.31)%	(0.09)%	0.15%	(0.00)%[6]
Expense waiver/reimbursement[5]	0.06%[4]	0.25%	0.19%	0.18%	0.11%	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,172	$2,718	$2,973	$2,300	$1,937	$1,393
Portfolio turnover	84%	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
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17

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.87	$12.61	$10.66	$10.02	$14.22	$16.88
Income From Investment Operations:
Net investment income	0.06[1]	0.09[1]	0.05[1]	0.08[1]	0.09[1]	0.10
Net realized and unrealized gain (loss) on investments	1.99	0.19	1.99	0.68	(4.20)	(1.57)
TOTAL FROM INVESTMENT OPERATIONS	2.05	0.28	2.04	0.76	(4.11)	(1.47)
Less Distributions:
Distributions from net investment income	(0.09)	(0.02)	(0.09)	(0.12)	(0.09)	—
Distributions from net realized gain on investments	—	—	—	—	—	(1.19)
TOTAL DISTRIBUTIONS	(0.09)	(0.02)	(0.09)	(0.12)	(0.09)	(1.19)
Net Asset Value, End of Period	$14.83	$12.87	$12.61	$10.66	$10.02	$14.22
Total Return[2]	15.97%	2.23%	19.14%	7.54%	(28.84)%	(9.71)%
Ratios to Average Net Assets:
Net expenses	1.10%.3	1.10%	1.08%	1.01%	1.06%	1.01%
Net investment income	0.90%[3]	0.73%	0.45%	0.69%	0.90%	0.72%
Expense waiver/reimbursement[4]	0.08%[3]	0.27%	0.19%	0.20%	0.12%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,932	$39,101	$43,197	$41,958	$50,031	$86,681
Portfolio turnover	84%	164%	154%	135%	290%	199%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $1,922,673 of investment in an affiliated holding (Note 5) (identified cost $94,235,407)		$101,618,683
Income receivable		94,759
Receivable for investments sold		844,483
Receivable for shares sold		27,254
TOTAL ASSETS		102,585,179
Liabilities:
Payable for investments purchased	$753,237
Payable for shares redeemed	177,055
Payable for transfer and dividend disbursing agent fees and expenses	44,995
Payable for Directors'/Trustees' fees	251
Payable for distribution services fee (Note 5)	17,108
Payable for shareholder services fee (Note 5)	7,114
Accrued expenses	31,063
TOTAL LIABILITIES		1,030,823
Net assets for 6,957,449 shares outstanding		$101,554,356
Net Assets Consist of:
Paid-in capital		$210,401,027
Net unrealized appreciation of investments		7,383,276
Accumulated net realized loss on investments		(116,497,720)
Undistributed net investment income		267,773
TOTAL NET ASSETS		$101,554,356
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19

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($30,262,324 ÷ 2,061,556 shares outstanding), no par value, unlimited shares authorized	$14.68
Offering price per share (100/94.50 of $14.68)	$15.53
Redemption proceeds per share	$14.68
Class C Shares:
Net asset value per share ($25,187,747 ÷ 1,782,360 shares outstanding), no par value, unlimited shares authorized	$14.13
Offering price per share	$14.13
Redemption proceeds per share (99.00/100 of $14.13)	$13.99
Class R Shares:
Net asset value per share ($3,172,012 ÷ 217,712 shares outstanding), no par value, unlimited shares authorized	$14.57
Offering price per share	$14.57
Redemption proceeds per share	$14.57
Institutional Shares:
Net asset value per share ($42,932,273 ÷ 2,895,821 shares outstanding), no par value, unlimited shares authorized	$14.83
Offering price per share	$14.83
Redemption proceeds per share	$14.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Dividends (including $1,359 received from an affiliated holding (Note 5)			$995,297
Expenses:
Investment adviser fee (Note 5)		$372,501
Administrative fee (Note 5)		55,252
Custodian fees		8,160
Transfer and dividend disbursing agent fees and expenses (Note 2)		92,560
Directors'/Trustees' fees		832
Auditing fees		11,796
Legal fees		3,997
Portfolio accounting fees		40,188
Distribution services fee (Note 5)		100,378
Shareholder services fee (Note 5)		68,063
Share registration costs		26,570
Printing and postage		12,749
Insurance premiums		2,020
Miscellaneous		3,753
TOTAL EXPENSES		798,819
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(24,615)
Waiver of administrative fee (Note 5)	(4,588)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(42,156)
TOTAL WAIVERS AND REIMBURSEMENTS		(71,359)
Net expenses			727,460
Net investment income			267,837
Realized and Unrealized Gain on Investments:
Net realized gain on investments			11,358,108
Net change in unrealized appreciation of investments			2,736,744
Net realized and unrealized gain on investments			14,094,852
Change in net assets resulting from operations			$14,362,689
See Notes which are an integral part of the Financial Statements
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21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$267,837	$367,706
Net realized gain on investments	11,358,108	2,904,136
Net change in unrealized appreciation/depreciation of investments	2,736,744	(2,143,917)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,362,689	1,127,925
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(106,540)	—
Institutional Shares	(261,222)	(67,721)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(367,762)	(67,721)
Share Transactions:
Proceeds from sale of shares	4,470,890	7,857,700
Net asset value of shares issued to shareholders in payment of distributions declared	356,919	65,854
Cost of shares redeemed	(12,893,180)	(30,884,509)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,065,371)	(22,960,955)
Change in net assets	5,929,556	(21,900,751)
Net Assets:
Beginning of period	95,624,800	117,525,551
End of period (including undistributed net investment income of $267,773 and $367,698, respectively)	$101,554,356	$95,624,800
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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23

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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24

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2013, transfer and dividend disbursing agent fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed
Class A Shares	$35,754	$(23,261)
Class C Shares	31,409	(15,170)
Class R Shares	4,951	—
Institutional Shares	20,446	(3,725)
TOTAL	$92,560	$(42,156)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	77,065	$1,087,451	174,952	$2,147,251
Shares issued to shareholders in payment of distributions declared	7,539	102,227	—	—
Shares redeemed	(330,304)	(4,530,102)	(1,090,509)	(13,285,030)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(245,700)	$(3,340,424)	(915,557)	$(11,137,779)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	108,128	$1,422,067	246,589	$2,944,629
Shares redeemed	(319,944)	(4,183,980)	(821,569)	(9,611,299)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(211,816)	$(2,761,913)	(574,980)	$(6,666,670)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	37,866	$511,782	94,213	$1,129,971
Shares redeemed	(35,559)	(481,202)	(117,870)	(1,436,974)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	2,307	$30,580	(23,657)	$(307,003)
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	105,238	$1,449,590	136,805	$1,635,849
Shares issued to shareholders in payment of distributions declared	18,604	254,692	5,447	65,854
Shares redeemed	(265,593)	(3,697,896)	(529,245)	(6,551,206)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(141,751)	$(1,993,614)	(386,993)	$(4,849,503)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(596,960)	$(8,065,371)	(1,901,187)	$(22,960,955)
4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $94,235,407. The net unrealized appreciation of investments for federal tax purposes was $7,383,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,777,213 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,393,937.
At July 31, 2012, the Fund had a capital loss carryforward of $127,512,112 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010 is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$13,181	NA	$13,181
2017	$57,908,050	NA	$57,908,050
2018	$69,590,881	NA	$69,590,881
As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser waived $23,652 of its fee and reimbursed $42,156 of transfer and dividend disbursing agent fees and expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,588 of its fee. The net fee paid to FAS was 0.102% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
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Distribution Services Fees Incurred
Class C Shares	$92,881
Class R Shares	7,497
TOTAL	$100,378
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $3,044 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC retained $877 in sales charges from the sale of Class A Shares. FSC also retained $1,037 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$37,103
Class C Shares	30,960
TOTAL	$68,063
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15%, 1.85% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2013, the Adviser reimbursed $963. Transactions involving the affiliated holding during the six months ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	1,319,746
Purchases/Additions	8,687,587
Sales/Reductions	8,084,660
Balance of Shares Held 1/31/2013	1,922,673
Value	$1,922,673
Dividend Income	$1,359
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended January 31, 2013, were as follows:
Purchases	$80,735,700
Sales	$89,273,964
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,157.50	$7.34
Class C Shares	$1,000	$1,152.50	$11.66
Class R Shares	$1,000	$1,154.50	$10.05
Institutional Shares	$1,000	$1,159.70	$5.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.87
Class C Shares	$1,000	$1,014.37	$10.92
Class R Shares	$1,000	$1,015.88	$9.40
Institutional Shares	$1,000	$1,019.66	$5.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.85%
Institutional Shares	1.10%
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MDT ALL CAP CORE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the
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three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one
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of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
36361 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2013, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities (including Domestic Exchange-Traded Funds)	55.7%
Corporate Debt Securities	11.7%
International Equity Securities (including International Exchange-Traded Funds)	9.0%
U.S. Treasury Securities[2]	8.2%
Mortgage-Backed Securities[3]	6.0%
Collateralized Mortgage Obligations	1.4%
Foreign Debt Securities	0.8%
Trade Finance Agreements	0.8%
Asset-Backed Securities	0.7%
Municipal Security	0.1%
Floating Rate Loan[4]	0.0%
Cash Equivalents[5]	5.5%
Derivative Contracts[4,6]	0.0%
Other Assets and Liabilities—Net[7]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Also includes $45,461 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At January 31, 2013, the Fund's industry composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Money Center Bank	4.5%
Regional Banks	4.5%
Specialty Retailing	4.4%
Services to Medical Professionals	3.7%
Integrated Domestic Oil	3.4%
Oil Refiner	3.3%
Real Estate Investment Trusts	3.1%
AT&T Divestiture	2.9%
Property Liability Insurance	2.8%
Ethical Drugs	2.7%
Software Packaged/Custom	2.5%
Financial Services	2.2%
Medical Technology	2.1%
Broadcasting	2.0%
Telecommunication Equipment & Services	2.0%
Department Stores	1.9%
Defense Aerospace	1.7%
Computers—Midrange	1.6%
Construction Machinery	1.5%
Defense Electronics	1.4%
Integrated International Oil	1.4%
Soft Drinks	1.4%
Diversified Oil	1.3%
Electric Utility	1.3%
Home Products	1.3%
Computers—Low End	1.2%
Household Appliances	1.2%
Semiconductor Distribution	1.2%
Agricultural Chemicals	1.1%
Computer Stores	1.1%
Grocery Chain	1.1%
Life Insurance	1.1%
Semi-Annual Shareholder Report

Industry Composition	Percentage of Equity Securities
Semiconductor Manufacturing	1.1%
Specialty Chemicals	1.1%
Biotechnology	1.0%
Cable TV	1.0%
Cosmetics & Toiletries	1.0%
Electronic Instruments	1.0%
Securities Brokerage	1.0%
Other[9]	23.9%
TOTAL	100.0%
8	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
9	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2013 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—55.4%
		Agricultural Chemicals—0.6%
2,100		CF Industries Holdings, Inc.	$481,257
2,000		Monsanto Co.	202,700
1,600		Scotts Co.	69,952
		TOTAL	753,909
		Agricultural Machinery—0.3%
4,700		Deere & Co.	442,082
		Airline - National—0.2%
12,800	[1]	United Continental Holdings, Inc.	309,120
		Airline - Regional—0.1%
3,300	[1]	Alaska Air Group, Inc.	152,229
		Aluminum—0.1%
2,000		Kaiser Aluminum Corp.	124,320
		Apparel—0.3%
1,400	[1]	Ann, Inc.	43,176
1,700	[1]	Carter's, Inc.	102,391
1,500		Guess?, Inc.	40,635
1,100		V.F. Corp.	162,338
		TOTAL	348,540
		AT&T Divestiture—1.6%
30,300		AT&T, Inc.	1,054,137
22,900		Verizon Communications	998,669
		TOTAL	2,052,806
		Auto Manufacturing—0.4%
19,700		Ford Motor Co.	255,115
10,800	[1]	General Motors Co.	303,372
		TOTAL	558,487
		Auto Original Equipment Manufacturers—0.2%
300	[1]	AutoZone, Inc.	110,910
200	[1]	O'Reilly Automotive, Inc.	18,530
1,800	[1]	Tenneco Automotive, Inc.	62,928
		TOTAL	192,368
		Biotechnology—0.6%
5,000		Amgen, Inc.	427,300
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
3,000	[1]	Celgene Corp.	$296,880
		TOTAL	724,180
		Broadcasting—1.1%
6,800		American Tower Corp.	517,820
17,600	[1]	DIRECTV	900,064
		TOTAL	1,417,884
		Building Materials—0.1%
2,200		Lennox International, Inc.	126,522
		Building Supply Stores—0.2%
6,100		Lowe's Cos., Inc.	232,959
		Cable & Wireless Television—0.2%
3,000		Time Warner Cable, Inc.	268,020
		Cable TV—0.5%
2,900	[1]	Charter Communications, Inc.	226,113
6,700		Comcast Corp., Class A	255,136
3,400		Viacom, Inc., Class B—New	205,190
		TOTAL	686,439
		Carpets—0.4%
4,900	[1]	Mohawk Industries, Inc.	498,134
		Closed End Fund—0.2%
2,400	[1]	Berkshire Hathaway, Inc., Class B	232,632
		Clothing Stores—0.5%
1,200	[1]	Children's Place Retail Stores, Inc.	59,808
13,200		Gap (The), Inc.	431,376
3,700	[1]	Hanesbrands, Inc.	138,676
800	[1]	Urban Outfitters, Inc.	34,232
		TOTAL	664,092
		Commodity Chemicals—0.2%
3,900		Du Pont (E.I.) de Nemours & Co.	185,055
2,100		RPM International, Inc.	65,541
		TOTAL	250,596
		Computer Peripherals—0.3%
2,800		Lexmark International Group, Class A	67,368
6,700	[1]	Sandisk Corp.	334,933
		TOTAL	402,301
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Computer Services—0.1%
900	[1]	CACI International, Inc., Class A	$48,267
3,700	[1]	Riverbed Technology, Inc.	71,780
		TOTAL	120,047
		Computer Stores—0.6%
7,400		GameStop Corp.	171,680
1,900	[1]	Insight Enterprises, Inc.	37,240
11,300	[1]	Tech Data Corp.	575,283
		TOTAL	784,203
		Computers - High End—0.4%
2,500		International Business Machines Corp.	507,675
		Computers - Low End—0.7%
65,300		Dell, Inc.	864,572
		Computers - Midrange—0.9%
68,300		Hewlett-Packard Co.	1,127,633
		Construction Machinery—0.8%
3,800		Caterpillar, Inc.	373,882
2,200		Joy Global, Inc.	138,974
14,400		Trinity Industries, Inc.	571,680
		TOTAL	1,084,536
		Cosmetics & Toiletries—0.5%
5,200		Avon Products, Inc.	88,296
3,800		Estee Lauder Cos., Inc., Class A	231,534
3,900	[1]	Sally Beauty Holdings, Inc.	103,506
2,800	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	273,896
		TOTAL	697,232
		Crude Oil & Gas Production—0.2%
2,400		EOG Resources, Inc.	299,952
		Defense Aerospace—0.9%
2,200		Alliant Techsystems, Inc.	142,384
100	[1]	B/E Aerospace, Inc.	5,149
1,500		Boeing Co.	110,805
4,100		General Dynamics Corp.	271,830
5,500		Lockheed Martin Corp.	477,785
2,800		Triumph Group, Inc.	197,036
		TOTAL	1,204,989
		Defense Electronics—0.8%
6,000	[1]	First Solar, Inc.	169,080
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Defense Electronics—continued
2,400		L-3 Communications Holdings, Inc.	$182,208
6,900		Northrop Grumman Corp.	448,776
3,800		Raytheon Co.	200,184
		TOTAL	1,000,248
		Department Stores—1.0%
10,400		Kohl's Corp.	481,416
11,000		Macy's, Inc.	434,610
6,500		Penney (J.C.) Co., Inc.	132,145
2,900	[1]	Sears Holdings Corp.	136,155
2,500		Target Corp.	151,025
		TOTAL	1,335,351
		Discount Department Stores—0.2%
4,700		Foot Locker, Inc.	161,445
1,600		Wal-Mart Stores, Inc.	111,920
		TOTAL	273,365
		Diversified Leisure—0.2%
3,300	[1]	Bally Technologies, Inc.	158,928
1,600	[1]	Coinstar, Inc.	81,408
		TOTAL	240,336
		Diversified Oil—0.7%
10,700		Murphy Oil Corp.	636,864
3,300		Occidental Petroleum Corp.	291,291
		TOTAL	928,155
		Drug Store—0.2%
4,800		Walgreen Co.	191,808
		Education & Training Services—0.2%
8,100	[1]	Apollo Group, Inc., Class A	163,782
1,500		DeVry, Inc.	37,755
1,200	[1]	ITT Educational Services, Inc.	20,208
		TOTAL	221,745
		Electric Utility—0.7%
3,400		American Electric Power Co., Inc.	153,986
4,600		Edison International	221,674
3,200		Entergy Corp.	206,720
2,000		NextEra Energy, Inc.	144,100
6,200		PPL Corp.	187,798
		TOTAL	914,278
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electrical - Radio & TV—0.1%
1,400		Harman International Industries, Inc.	$62,692
		Electrical Equipment—0.2%
2,600	[1]	WESCO International, Inc.	189,618
		Electronic Equipment Instruments & Components—0.1%
7,000	[1]	Sanmina Corp.	66,640
		Electronic Instruments—0.5%
5,900		Thermo Fisher Scientific, Inc.	425,626
4,400	[1]	Trimble Navigation Ltd.	275,000
		TOTAL	700,626
		Electronic Test/Measuring Equipment—0.1%
1,400	[1]	Itron, Inc.	64,946
		Ethical Drugs—1.5%
5,400		Abbott Laboratories	182,952
2,500	[1]	Forest Laboratories, Inc., Class A	90,750
1,100		Johnson & Johnson	81,312
9,700		Lilly (Eli) & Co.	520,793
12,400		Merck & Co., Inc.	536,300
13,300		Pfizer, Inc.	362,824
10,900		Warner Chilcott PLC	154,453
		TOTAL	1,929,384
		Financial Services—1.2%
4,600		Ameriprise Financial, Inc.	305,072
1,100		Blackrock, Inc.	259,908
6,600		Discover Financial Services	253,374
1,700		Dun & Bradstreet Corp.	138,618
1,600		Nelnet, Inc., Class A	48,688
3,700		Visa, Inc., Class A	584,267
		TOTAL	1,589,927
		Food Wholesaling—0.5%
2,600		Ingredion, Inc.	171,782
13,400		Sysco Corp.	425,718
		TOTAL	597,500
		Generic Drugs—0.4%
7,900	[1]	Endo Health Solutions, Inc.	250,114
10,100	[1]	Mylan, Inc.	285,527
		TOTAL	535,641
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Grocery Chain—0.6%
20,000		Kroger Co.	$554,000
10,600		Safeway, Inc.	204,050
		TOTAL	758,050
		Home Products—0.7%
3,100		Energizer Holdings, Inc.	269,731
3,200	[1]	Jarden Corp.	188,288
3,800		Newell Rubbermaid, Inc.	89,224
2,300		Procter & Gamble Co.	172,868
2,600		Tupperware Brands Corp.	198,120
		TOTAL	918,231
		Hospitals—0.1%
1,900	[1]	Community Health Systems, Inc.	72,827
		Hotels—0.1%
2,700		Wyndham Worldwide Corp.	150,633
		Household Appliances—0.7%
1,600	[1]	Middleby Corp.	226,176
5,400		Whirlpool Corp.	623,052
		TOTAL	849,228
		Industrial Machinery—0.2%
6,200	[1]	Terex Corp.	200,756
		Insurance Brokerage—0.2%
8,400		Aspen Insurance Holdings Ltd.	286,524
		Integrated Domestic Oil—1.9%
20,700		ConocoPhillips	1,200,600
5,300		Hess Corp.	355,948
24,600		Marathon Oil Corp.	826,806
		TOTAL	2,383,354
		Integrated International Oil—0.8%
4,900		Chevron Corp.	564,235
4,500		Exxon Mobil Corp.	404,865
		TOTAL	969,100
		Internet Services—0.2%
2,900		IAC Interactive Corp.	119,625
200	[1]	Priceline.com, Inc.	137,094
		TOTAL	256,719
		IT Services—0.2%
2,900		Accenture PLC	208,481
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Life Insurance—0.6%
12,300		Prudential Financial	$711,924
1,900		StanCorp Financial Group, Inc.	73,891
		TOTAL	785,815
		Life Sciences Tools & Services—0.2%
4,400	[1]	Life Technologies, Inc.	284,636
		Mail Order—0.1%
1,300		HSN, Inc.	77,480
		Meat Packing—0.4%
24,600	[1]	Smithfield Foods, Inc.	573,426
		Medical Supplies—0.4%
3,800		Cardinal Health, Inc.	166,478
1,500		Hill-Rom Holdings, Inc.	49,770
2,900		McKesson Corp.	305,167
		TOTAL	521,415
		Medical Technology—1.2%
9,500		Medtronic, Inc.	442,700
10,000		ResMed, Inc.	438,000
9,200		St. Jude Medical, Inc.	374,440
3,200		Zimmer Holdings, Inc.	238,720
		TOTAL	1,493,860
		Metal Fabrication—0.2%
2,000		Reliance Steel & Aluminum Co.	129,440
2,800		Timken Co.	150,108
		TOTAL	279,548
		Miscellaneous Components—0.2%
22,000	[1]	Vishay Intertechnology, Inc.	241,780
		Miscellaneous Food Products—0.1%
4,500		Fresh Del Monte Produce, Inc.	118,575
		Money Center Bank—2.5%
15,900		Bank of America Corp.	179,988
10,500		Citigroup, Inc.	442,680
27,600		JPMorgan Chase & Co.	1,298,580
11,900		State Street Corp.	662,235
7,900		The Bank of New York Mellon Corp.	214,564
11,000		U.S. Bancorp	364,100
		TOTAL	3,162,147
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Mortgage and Title—0.1%
6,200	[1]	CoreLogic, Inc.	$162,688
		Multi-Industry Capital Goods—0.4%
11,100		General Electric Co.	247,308
9,000		Textron, Inc.	258,840
		TOTAL	506,148
		Multi-Line Insurance—0.5%
11,300	[1]	American International Group, Inc.	427,479
2,800		Cincinnati Financial Corp.	118,832
2,900		Validus Holdings Ltd.	105,589
		TOTAL	651,900
		Newspaper Publishing—0.2%
7,700		Gannett Co., Inc.	151,151
100		Washington Post Co., Class B	38,568
		TOTAL	189,719
		Office Equipment—0.1%
10,000		Pitney Bowes, Inc.	144,100
		Office Supplies—0.1%
2,800		Avery Dennison Corp.	107,828
		Offshore Driller—0.1%
3,200		Bristow Group, Inc.	182,336
		Oil Refiner—1.8%
6,400		HollyFrontier Corp.	334,208
6,900		Marathon Petroleum Corp.	512,049
9,600		Tesoro Petroleum Corp.	467,424
23,100		Valero Energy Corp.	1,010,163
		TOTAL	2,323,844
		Other Communications Equipment—0.2%
5,000		Harris Corp.	231,000
		Packaged Foods—0.1%
5,700		ConAgra Foods, Inc.	186,333
		Paint & Related Materials—0.2%
1,200		Sherwin-Williams Co.	194,568
		Paper Products—0.0%
5,800	[1]	Boise, Inc.	47,850
		Personal & Household—0.1%
4,300		Nu Skin Enterprises, Inc.	182,148
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Personnel Agency—0.2%
3,500		Manpower, Inc.	$180,250
3,000		Robert Half International, Inc.	105,720
		TOTAL	285,970
		Printing—0.0%
3,500		Donnelley (R.R.) & Sons Co.	32,200
		Property Liability Insurance—1.5%
3,200		Everest Re Group Ltd.	370,592
9,400		HCC Insurance Holdings, Inc.	363,592
4,700		PartnerRe Ltd.	412,143
3,600		Platinum Underwriters Holdings Ltd.	175,428
8,200		The Travelers Cos, Inc.	643,372
		TOTAL	1,965,127
		Railroad—0.1%
1,100		Union Pacific Corp.	144,606
		Real Estate Investment Trusts—1.7%
2,300		American Campus Communities, Inc.	107,111
2,300		Digital Realty Trust, Inc.	156,193
10,000		Extra Space Storage, Inc.	398,400
1,700		Home Properties, Inc.	104,499
11,500		Plum Creek Timber Co., Inc.	554,070
1,300		Public Storage	200,109
1,691		Simon Property Group, Inc.	270,864
10,000	[1]	Sunstone Hotel Investors, Inc.	115,700
3,200		Taubman Centers, Inc.	260,800
		TOTAL	2,167,746
		Recreational Vehicles—0.0%
700		Polaris Industries, Inc.	60,963
		Regional Banks—2.5%
15,700		BB&T Corp.	475,396
5,200		Comerica, Inc.	178,672
20,900		Fifth Third Bancorp	340,461
13,300		Huntington Bancshares, Inc.	92,568
21,000		KeyCorp	197,400
6,700		PNC Financial Services Group	414,060
16,000		SunTrust Banks, Inc.	453,920
28,900		Wells Fargo & Co.	1,006,587
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Regional Banks—continued
2,400		Zions Bancorp	$55,968
		TOTAL	3,215,032
		Rental & Leasing Services—0.1%
2,300		Rent-A-Center, Inc.	82,064
		Restaurants—0.2%
1,600	[1]	Panera Bread Co.	255,696
		Securities Brokerage—0.6%
3,800		Goldman Sachs Group, Inc.	561,868
7,600		Morgan Stanley	173,660
		TOTAL	735,528
		Semiconductor Distribution—0.7%
16,800	[1]	Arrow Electronics, Inc.	645,456
5,200	[1]	Avnet, Inc.	183,872
		TOTAL	829,328
		Semiconductor Manufacturing—0.6%
38,800		Intel Corp.	816,352
		Services to Medical Professionals—2.0%
11,700		Aetna, Inc.	564,291
200	[1]	Henry Schein, Inc.	17,268
4,900		Humana, Inc.	364,364
2,000		Omnicare, Inc.	77,900
17,800		UnitedHealth Group, Inc.	982,738
9,300		Wellpoint, Inc.	602,826
		TOTAL	2,609,387
		Soft Drinks—0.8%
10,400		Coca-Cola Enterprises, Inc.	362,648
9,700		Dr. Pepper Snapple Group, Inc.	437,179
3,000		PepsiCo, Inc.	218,550
		TOTAL	1,018,377
		Software Packaged/Custom—1.4%
4,000	[1]	BMC Software, Inc.	166,200
14,300		CA, Inc.	354,926
1,600	[1]	Commvault Systems, Inc.	122,768
5,400		Computer Sciences Corp.	225,720
4,500	[1]	Electronic Arts, Inc.	70,785
6,200		Microsoft Corp.	170,314
7,000		Oracle Corp.	248,570
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
16,000	[1]	Symantec Corp.	$348,320
500	[1]	VMware, Inc., Class A	38,240
		TOTAL	1,745,843
		Specialty Chemicals—0.6%
4,200		Airgas, Inc.	400,008
3,300		Ashland, Inc.	259,083
8,400		Huntsman Corp.	148,092
		TOTAL	807,183
		Specialty Retailing—2.4%
5,200		Abercrombie & Fitch Co., Class A	260,000
3,200	[1]	AutoNation, Inc.	155,200
2,400	[1]	Big Lots, Inc.	77,160
17,400		CVS Corp.	890,880
2,000	[1]	Cabela's, Inc. Class A	103,240
6,050		Expedia, Inc.	394,763
9,400		GNC Acquisition Holdings, Inc.	337,836
2,500		Nordstrom, Inc.	138,075
2,800		Signet Jewelers Ltd.	175,224
13,300		Staples, Inc.	179,284
3,300	[1]	Vitamin Shoppe Industries, Inc.	201,564
4,200		Williams-Sonoma, Inc.	184,800
		TOTAL	3,098,026
		Surveillance-Detection—0.0%
1,600		Diebold, Inc.	47,104
		Telecommunication Equipment & Services—1.1%
900	[1]	Anixter International, Inc.	60,552
15,300		Cisco Systems, Inc.	314,721
11,300		Motorola Solutions, Inc.	659,807
5,700		Qualcomm, Inc.	376,371
		TOTAL	1,411,451
		Telephone Utility—0.4%
12,300		CenturyLink, Inc.	497,535
		Textiles Apparel & Luxury Goods—0.3%
2,700		PVH Corp.	320,949
		Toys & Games—0.3%
6,900		Hasbro, Inc.	257,853
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Toys & Games—continued
4,600		Mattel, Inc.	$173,098
		TOTAL	430,951
		Truck Manufacturing—0.2%
1,300		Cummins, Inc.	149,279
2,600	[1]	Navistar International Corp.	67,834
		TOTAL	217,113
		Undesignated Consumer Cyclicals—0.2%
6,100		Herbalife Ltd.	221,552
		Uniforms—0.2%
5,200		Cintas Corp.	219,752
		TOTAL COMMON STOCKS (IDENTIFIED COST $66,426,473)	70,909,601
		Asset-Backed Securities—0.6%
$29,403		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.510%, 8/25/2032	30,571
300,000		Discover Card Master Trust I 2012—B3, B3, 0.655%, 5/15/2018	300,351
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.694%, 6/20/2017	401,663
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.270%, 1/15/2019	25,019
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $754,638)	757,604
		Collateralized Mortgage Obligations—0.8%
1,597		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.429%, 3/25/2031	1,637
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	75,501
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	138,178
5,220		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	5,812
10,248		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	11,689
971		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	982
21,114		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	23,657
23,341		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	26,249
1,824		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	1,937
4,917		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	5,219
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Collateralized Mortgage Obligations—continued
$100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	$108,938
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	150,136
16,986		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	19,241
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.294%, 2/12/2051	107,727
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.100%, 12/12/2049	58,509
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	106,603
105,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	113,761
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	27,713
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $913,223)	983,489
		Corporate Bonds—8.8%
		Basic Industry - Chemicals—0.3%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	107,574
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	36,916
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	21,010
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,521
70,000		RPM International, Inc., 6.500%, 02/15/2018	82,405
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	23,321
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	88,201
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,346
		TOTAL	430,294
		Basic Industry - Metals & Mining—0.4%
50,000		Alcan, Inc., 5.000%, 06/01/2015	54,600
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	104,398
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,258
10,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	10,163
50,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 06/01/2013	50,526
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,442
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,546
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	105,283
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	23,609
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,309
		TOTAL	492,134
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Basic Industry - Paper—0.0%
$10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	$9,757
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,891
		TOTAL	31,648
		Capital Goods - Aerospace & Defense—0.1%
50,000	[2,3]	BAE Systems Holdings, Inc, Series 144A, 5.200%, 08/15/2015	54,616
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,631
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,335
		TOTAL	87,582
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,374
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,344
		Capital Goods - Diversified Manufacturing—0.3%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	15,057
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,368
60,000		Dover Corp., Note, 5.450%, 03/15/2018	71,663
30,000		Emerson Electric Co., 4.875%, 10/15/2019	35,581
80,000		Hubbell, Inc., 5.950%, 06/01/2018	96,163
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	55,735
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	92,758
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	36,400
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	18,305
		TOTAL	438,030
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	100,812
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,497
		TOTAL	132,309
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,083
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.000%, 03/01/2023	9,993
10,000	[2,3]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.450%, 03/01/2019	10,706
		TOTAL	66,782
		Communications - Media & Cable—0.1%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	26,131
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Communications - Media & Cable—continued
$30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	$39,711
		TOTAL	65,842
		Communications - Media Noncable—0.2%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	28,703
10,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.000%, 07/15/2017	10,875
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	29,776
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,759
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	91,814
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,581
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	107,092
		TOTAL	316,600
		Communications - Telecom Wireless—0.2%
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	109,210
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	114,526
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	33,759
40,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	40,856
		TOTAL	298,351
		Communications - Telecom Wirelines—0.1%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	10,326
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	46,745
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	74,509
		TOTAL	131,580
		Consumer Cyclical - Automotive—0.4%
100,000	[2,3]	American Honda Finance Corp., Series 144A, 4.625%, 04/02/2013	100,693
70,000	[2,3]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.950%, 03/28/2014	70,826
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	78,353
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,409
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	94,422
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	21,370
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,284
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$80,000	[2,3]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.500%, 01/30/2015	$85,558
10,000	[2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.950%, 09/12/2017	10,116
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,028
		TOTAL	508,059
		Consumer Cyclical - Entertainment—0.3%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	233,414
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	104,994
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	26,146
		TOTAL	364,554
		Consumer Cyclical - Lodging—0.0%
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,992
		Consumer Cyclical - Retailers—0.1%
15,000		Advance Auto Parts, Inc., Company Guarantee, 4.500%, 01/15/2022	15,371
70,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.25%, 07/15/2013	71,575
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,915
		TOTAL	97,861
		Consumer Cyclical - Services—0.0%
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	16,559
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,217
		TOTAL	28,776
		Consumer Non-Cyclical - Food/Beverage—0.4%
100,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 04/01/2014	107,592
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	114,013
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	50,176
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	63,813
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	24,141
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	50,036
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	31,055
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	54,029
		TOTAL	494,855
		Consumer Non-Cyclical - Health Care—0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	53,427
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,178
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,360
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	Corporate Bonds—continued
	Consumer Non-Cyclical - Health Care—continued
$40,000	Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	$40,079
90,000	Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	105,226
10,000	Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,821
	TOTAL	274,091
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000	Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,355
30,000	Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	37,633
	TOTAL	47,988
	Consumer Non-Cyclical - Products—0.1%
10,000	Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,599
80,000	Whirlpool Corp., Series MTN, 5.500%, 03/01/2013	80,289
	TOTAL	90,888
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	33,186
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	36,152
	TOTAL	69,338
	Energy - Independent—0.2%
50,000	Canadian Natural Resources Ltd., 4.900%, 12/01/2014	53,783
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	36,655
10,000	Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	10,516
10,000	Talisman Energy, Inc., Sr. Unsecd. Note, 5.500%, 05/15/2042	10,886
75,000	XTO Energy, Inc., 6.375%, 06/15/2038	106,487
60,000	XTO Energy, Inc., 6.750%, 08/01/2037	89,497
	TOTAL	307,824
	Energy - Integrated—0.2%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	33,200
20,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	21,201
100,000	Husky Oil Ltd., Deb., 7.550%, 11/15/2016	120,178
20,000	Phillips 66, Sr. Unsecd. Note, Series WI, 1.950%, 03/05/2015	20,410
50,000	Phillips 66, Sr. Unsecd. Note, Series WI, 4.300%, 04/01/2022	54,925
20,000	Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,462
	TOTAL	270,376
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,736
15,000	Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,033
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Energy - Oil Field Services—continued
$20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	$20,567
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,657
10,000	[2,3]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.950%, 09/14/2016	10,271
		TOTAL	82,264
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,257
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,712
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	36,552
		TOTAL	62,521
		Financial Institution - Banking—1.4%
74,000	[2,3]	American Express Co., Sr. Unsecd. Note, Series 144A, 2.650%, 12/02/2022	72,005
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	52,865
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	43,911
60,000		Bank of America Corp., Note, 4.500%, 04/01/2015	63,904
125,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 09/29/2049	124,375
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	54,192
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,974
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	108,779
25,000		City National Corp., Note, 5.250%, 09/15/2020	27,448
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,975
130,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.500%, 05/01/2014	137,895
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.250%, 01/11/2016	42,548
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	21,340
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	29,392
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	78,148
50,000		Goldman Sachs Group, Inc., Series MTN, 6.000%, 05/01/2014	53,119
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	75,148
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	35,287
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	57,914
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	154,782
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	71,062
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,681
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$30,000		Northern Trust Corp., 4.625%, 05/01/2014	$31,521
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	102,032
30,000		Wachovia Corp., 5.750%, 02/01/2018	35,842
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	82,151
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	125,087
		TOTAL	1,766,377
		Financial Institution - Brokerage—0.2%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	22,584
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	91,155
40,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	40,879
25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	28,625
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,200
		TOTAL	236,443
		Financial Institution - Finance Noncaptive—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	29,701
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.540%, 12/21/2065	160,000
		TOTAL	189,701
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	60,356
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	57,980
		TOTAL	118,336
		Financial Institution - Insurance - Life—0.2%
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	12,996
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,672
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	15,425
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, Series 144A, 5.150%, 04/15/2013	85,785
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	18,767
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	9,910
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,115
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	59,418
		TOTAL	223,088
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - P&C—0.4%
$90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	$99,852
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,169
75,000		CNA Financial Corp., 6.500%, 08/15/2016	86,568
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	37,935
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	24,438
100,000	[2,3]	Liberty Mutual Group, Inc, Unsecd. Note, Series 144A, 5.750%, 3/15/2014	104,400
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	94,978
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,420
		TOTAL	505,760
		Financial Institution - REITs—0.4%
40,000		AMB Property LP, Series MTN, 6.300%, 06/01/2013	40,651
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,552
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	17,479
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	65,567
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,856
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,741
75,000		Liberty Property LP, 6.625%, 10/01/2017	89,109
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,698
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,900
35,000		Simon Property Group LP, 6.750%, 05/15/2014	37,156
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	36,433
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,987
		TOTAL	462,129
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,771
		Technology—0.3%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,805
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	68,513
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,690
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.600%, 09/15/2017	19,610
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,598
100,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.750%, 06/02/2014	104,202
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,205
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	11,286
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Technology—continued
$30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	$30,312
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,229
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,593
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,321
		TOTAL	367,364
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	142,942
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	80,835
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	59,974
		TOTAL	140,809
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	108,291
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	61,908
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,769
		TOTAL	201,968
		Utility - Electric—0.7%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	93,874
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	112,617
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	6,345
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,062
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	79,751
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	104,313
50,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	53,686
40,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	45,850
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,848
24,799	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	26,819
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	37,230
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	95,740
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	54,454
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,085
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	85,880
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	63,024
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,570
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	$42,015
		TOTAL	954,163
		Utility - Natural Gas Distributor—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	26,982
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,531
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	64,310
		TOTAL	102,823
		Utility - Natural Gas Pipelines—0.3%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	75,120
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,824
65,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	70,619
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	100,957
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 12/15/2013	51,784
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,818
40,000		Williams Partners LP, 5.250%, 03/15/2020	45,839
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	32,307
		TOTAL	442,268
		TOTAL CORPORATE BONDS (IDENTIFIED COST $10,175,697)	11,220,199
		FOREIGN Government/AgenCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $77,177)	83,344
		Mortgage-Backed Securities—0.0%
		Federal National Mortgage Association—0.0%
2,536		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	2,642
5,625		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	6,094
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,456)	8,736
		MUNICIPAL SECURITY—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	90,483
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		U.S. Treasury—8.2%
$1,328,106		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	$1,504,941
400,000		United States Treasury Bond, 2.750%, 8/15/2042	368,488
200,000		United States Treasury Bond, 3.000%, 5/15/2042	194,556
2,000,000		United States Treasury Note, 0.500%, 7/31/2017	1,976,672
900,000		United States Treasury Note, 0.625%, 9/30/2017	892,596
1,300,000		United States Treasury Note, 0.750%, 10/31/2017	1,295,541
800,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	808,219
1,000,000		United States Treasury Note, 1.000%, 8/31/2016	1,016,187
200,000		United States Treasury Note, 3.375%, 11/15/2019	226,938
1,150,000		United States Treasury Note, 3.500%, 5/15/2020	1,315,726
800,000		United States Treasury Note, 3.625%, 2/15/2021	923,319
		TOTAL U.S. TREASURY (IDENTIFIED COST $10,568,828)	10,523,183
		EXCHANGE-TRADED FUNDS—9.3%
89,400		iShares MSCI Emerging Markets Fund	3,953,268
96,000		iShares MSCI EAFE Index Fund	5,662,080
41,500	[1]	PowerShares DB Precious Metals Fund	2,372,555
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,237,700)	11,987,903
		MUTUAL FUNDS—16.3%[5]
55,577		Emerging Markets Fixed Income Core Fund	1,924,418
877,000		Federated Mortgage Core Portfolio	8,892,778
5,868,874	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	5,868,874
130,645		Federated Project and Trade Finance Core Fund	1,277,710
429,781		High Yield Bond Portfolio	2,892,427
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $20,352,683)	20,856,207
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $120,584,875)[7]	127,420,749
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	543,323
		TOTAL NET ASSETS—100%	$127,964,072
Semi-Annual Shareholder Report

At January 31, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Note 5-Year Long Futures	60	$7,424,063	March 2013	$(33,409)
[1]United States Treasury Note 10-Year Long Futures	55	$7,220,469	March 2013	$(85,202)
[1]United States Treasury Note 2-Year Short Futures	100	$22,042,188	March 2013	$(6,475)
[1]United States Treasury Bond 30-Year Short Futures	20	$2,869,375	March 2013	$104,486
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(20,600)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these restricted securities amounted to $2,192,432, which represented 1.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2013, these liquid restricted securities amounted to $1,959,018, which represented 1.5% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	The cost of investments for federal tax purposes amounts to $120,584,214.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$68,889,521	$—	$—	$68,889,521
International	2,020,080	—	—	2,020,080
Debt Securities:
Asset-Backed Securities	—	757,604	—	757,604
Collateralized Mortgage Obligations	—	983,489	—	983,489
Corporate Bonds	—	11,220,199	—	11,220,199
Foreign Government/Agency	—	83,344	—	83,344
Mortgage-Backed Securities	—	8,736	—	8,736
Municipal Security	—	90,483	—	90,483
U.S. Treasury	—	10,523,183	—	10,523,183
Exchange-Traded Funds	11,987,903	—	—	11,987,903
Mutual Funds	19,578,497	1,277,710	—	20,856,207
TOTAL SECURITIES	$102,476,001	$24,944,748	$—	$127,420,749
OTHER FINANCIAL INSTRUMENTS[2]	$(20,600)	$—	$—	$(20,600)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.20	$12.17	$10.86	$10.17	$12.51	$13.75
Income From Investment Operations:
Net investment income	0.07[1]	0.17[1]	0.15[1]	0.16[1]	0.20[1]	0.28[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.05	0.02	1.33	0.71	(2.27)	(1.00)
TOTAL FROM INVESTMENT OPERATIONS	1.12	0.19	1.48	0.87	(2.07)	(0.72)
Less Distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.17)	(0.18)	(0.27)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.18)	(0.16)	(0.17)	(0.18)	(0.27)	(0.52)
Net Asset Value, End of Period	$13.14	$12.20	$12.17	$10.86	$10.17	$12.51
Total Return[2]	9.22%	1.65%	13.67%	8.51%	(16.35)%	(5.60)%
Ratios to Average Net Assets:
Net expenses	1.30%[3]	1.30%	1.28%	1.21%	1.30%	1.31%
Net investment income	1.11%[3]	1.43%	1.27%	1.47%	2.03%	2.08%
Expense waiver/reimbursement[4]	0.14%[3]	0.28%	0.23%	0.25%	0.14%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,144	$48,774	$57,358	$86,018	$105,635	$153,458
Portfolio turnover	73%	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.03	$11.99	$10.70	$10.03	$12.30	$13.60
Income From Investment Operations:
Net investment income	0.02[1]	0.08[1]	0.06[1]	0.08[1]	0.13[1]	0.19[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.04	0.03	1.31	0.69	(2.23)	(1.00)
TOTAL FROM INVESTMENT OPERATIONS	1.06	0.11	1.37	0.77	(2.10)	(0.81)
Less Distributions:
Distributions from net investment income	(0.07)	(0.07)	(0.08)	(0.10)	(0.17)	(0.14)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.07)	(0.07)	(0.08)	(0.10)	(0.17)	(0.49)
Net Asset Value, End of Period	$13.02	$12.03	$11.99	$10.70	$10.03	$12.30
Total Return[2]	8.87%	0.93%	12.85%	7.63%	(16.95)%	(6.28)%
Ratios to Average Net Assets:
Net expenses	2.05%[3]	2.05%	2.04%	1.96%	2.05%	2.05%
Net investment income	0.36%[3]	0.68%	0.52%	0.71%	1.28%	1.41%
Expense waiver/reimbursement[4]	0.12%[3]	0.24%	0.19%	0.22%	0.10%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,877	$34,193	$45,512	$49,907	$55,582	$82,033
Portfolio turnover	73%	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.17	$12.12	$10.83	$10.14	$12.51	$13.77
Income From Investment Operations:
Net investment income	0.04[1]	0.11[1]	0.09[1]	0.10[1]	0.15[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.05	0.03	1.32	0.72	(2.27)	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	1.09	0.14	1.41	0.82	(2.12)	(0.78)
Less Distributions:
Distributions from net investment income	(0.12)	(0.09)	(0.12)	(0.13)	(0.25)	(0.13)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.12)	(0.09)	(0.12)	(0.13)	(0.25)	(0.48)
Net Asset Value, End of Period	$13.14	$12.17	$12.12	$10.83	$10.14	$12.51
Total Return[2]	8.97%	1.19%	13.08%	8.01%	(16.75)%	(6.01)%
Ratios to Average Net Assets:
Net expenses	1.80%[3]	1.80%	1.79%	1.70%	1.79%	1.77%
Net investment income	0.61%[3]	0.93%	0.77%	0.96%	1.56%	1.53%
Expense waiver/reimbursement[4]	0.10%[3]	0.22%	0.17%	0.21%	0.09%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$553	$526	$665	$673	$597	$708
Portfolio turnover	73%	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.23	$12.21	$10.90	$10.21	$12.57	$13.79
Income From Investment Operations:
Net investment income	0.09[1]	0.20[1]	0.18[1]	0.19[1]	0.23[1]	0.30[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	1.05	0.02	1.34	0.71	(2.28)	(0.98)
TOTAL FROM INVESTMENT OPERATIONS	1.14	0.22	1.52	0.90	(2.05)	(0.68)
Less Distributions:
Distributions from net investment income	(0.21)	(0.20)	(0.21)	(0.21)	(0.31)	(0.19)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	—	(0.35)
TOTAL DISTRIBUTIONS	(0.21)	(0.20)	(0.21)	(0.21)	(0.31)	(0.54)
Net Asset Value, End of Period	$13.16	$12.23	$12.21	$10.90	$10.21	$12.57
Total Return[2]	9.40%	1.87%	13.99%	8.74%	(16.13)%	(5.33)%
Ratios to Average Net Assets:
Net expenses	1.05%[3]	1.05%	1.04%	0.96%	1.05%	1.06%
Net investment income	1.36%[3]	1.69%	1.52%	1.71%	2.29%	2.22%
Expense waiver/reimbursement[4]	0.10%[3]	0.23%	0.18%	0.21%	0.09%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,391	$43,341	$47,473	$49,127	$50,161	$71,949
Portfolio turnover	73%	149%	139%	130%	231%	158%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $20,856,207 of investment in affiliated holdings (Note 5) (identified cost $120,584,875)		$127,420,749
Income receivable		246,892
Receivable for investments sold		698,694
Receivable for shares sold		173,946
TOTAL ASSETS		128,540,281
Liabilities:
Payable for investments purchased	$410,024
Payable for shares redeemed	12,869
Payable for daily variation margin	5,313
Payable for transfer and dividend disbursing agent fees and expenses	32,103
Payable for Directors'/Trustees' fees	287
Payable for auditing fees	13,864
Payable for portfolio accounting fees	14,986
Payable for distribution services fee (Note 5)	21,583
Payable for shareholder services fee (Note 5)	31,633
Payable for share registration costs	15,317
Accrued expenses	18,230
TOTAL LIABILITIES		576,209
Net assets for 9,755,880 shares outstanding		$127,964,072
Net Assets Consist of:
Paid-in capital		$166,490,130
Net unrealized appreciation of investments and futures contracts		6,815,274
Accumulated net realized loss on investments, futures contracts and swap contracts		(45,445,066)
Undistributed net investment income		103,734
TOTAL NET ASSETS		$127,964,072
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($50,143,730 ÷ 3,814,766 shares outstanding), no par value, unlimited shares authorized	$13.14
Offering price per share (100/94.50 of $13.14)	$13.90
Redemption proceeds per share	$13.14
Class C Shares:
Net asset value per share ($33,876,756 ÷ 2,602,721 shares outstanding), no par value, unlimited shares authorized	$13.02
Offering price per share	$13.02
Redemption proceeds per share (99.00/100 of $13.02)	$12.89
Class R Shares:
Net asset value per share ($552,848 ÷ 42,077 shares outstanding), no par value, unlimited shares authorized	$13.14
Offering price per share	$13.14
Redemption proceeds per share	$13.14
Institutional Shares:
Net asset value per share ($43,390,738 ÷ 3,296,316 shares outstanding), no par value, unlimited shares authorized	$13.16
Offering price per share	$13.16
Redemption proceeds per share	$13.16
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Dividends (including $259,226 received from affiliated holdings (Note 5))		$1,142,699
Interest		382,947
Investment income allocated from affiliated partnership (Note 5)		26,615
TOTAL INCOME		1,552,261
Expenses:
Investment adviser fee (Note 5)	$481,935
Administrative fee (Note 5)	64,632
Custodian fees	16,778
Transfer and dividend disbursing agent fees and expenses (Note 2)	74,026
Directors'/Trustees' fees	891
Auditing fees	13,864
Legal fees	3,996
Portfolio accounting fees	60,569
Distribution services fee (Note 5)	130,166
Shareholder services fee (Note 5)	72,702
Account administration fee (Note 2)	24,779
Share registration costs	26,030
Printing and postage	14,948
Insurance premiums	2,061
Miscellaneous	4,926
TOTAL EXPENSES	992,303
Semi-Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(56,815)
Waiver of administrative fee (Note 5)	(4,563)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(17,401)
TOTAL WAIVERS AND REIMBURSEMENTS		(78,779)
Net expenses			$913,524
Net investment income			638,737
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $825,628 on sales of investments in affiliated holdings) (Note 5)			10,782,287
Net realized gain on futures contracts			17,892
Net realized gain on investments allocated from affiliated partnership (Note 5)			16,958
Realized gain distribution from affiliated investment company shares (Note 5)			12,124
Net change in unrealized appreciation of investments			(232,978)
Net change in unrealized appreciation of futures contracts			(34,862)
Net realized and unrealized gain on investments and futures contracts			10,561,421
Change in net assets resulting from operations			$11,200,158
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$638,737	$1,744,575
Net realized gain on investments including allocations from partnership, futures contracts and swap contracts	10,829,261	2,486,940
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(267,840)	(2,836,562)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,200,158	1,394,953
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(667,680)	(687,022)
Class C Shares	(196,512)	(236,475)
Class R Shares	(4,964)	(3,971)
Institutional Shares	(706,650)	(746,612)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,575,806)	(1,674,080)
Share Transactions:
Proceeds from sale of shares	5,012,714	7,982,107
Net asset value of shares issued to shareholders in payment of distributions declared	1,433,859	1,539,146
Cost of shares redeemed	(14,940,497)	(33,416,917)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,493,924)	(23,895,664)
Change in net assets	1,130,428	(24,174,791)
Net Assets:
Beginning of period	126,833,644	151,008,435
End of period (including undistributed net investment income of $103,734 and $1,040,803, respectively)	$127,964,072	$126,833,644
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A
Semi-Annual Shareholder Report

Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended January 31, 2013, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:
	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$37,020	$(11,999)	$6,760
Class C Shares	17,481	(3,412)	18,019
Class R Shares	892	—	—
Institutional Shares	18,633	(1,990)	—
TOTAL	$74,026	$(17,401)	$24,779
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of
Semi-Annual Shareholder Report

time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” on the Statement of Operations.
At January 31, 2013, the Fund had no outstanding swap contracts.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,188,830 and $25,336,585, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2013, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$233,414
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$20,600*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$17,892
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(34,862)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	260,828	$3,323,792	440,545	$5,224,494
Shares issued to shareholders in payment of distributions declared	46,305	582,053	52,895	609,880
Shares redeemed	(489,832)	(6,207,140)	(1,208,672)	(14,191,970)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(182,699)	$(2,301,295)	(715,232)	$(8,357,596)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	79,763	$1,004,057	132,751	$1,556,075
Shares issued to shareholders in payment of distributions declared	14,589	181,786	19,395	221,494
Shares redeemed	(333,989)	(4,181,219)	(1,104,241)	(12,992,765)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(239,637)	$(2,995,376)	(952,095)	$(11,215,196)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	708	$9,017	3,336	$40,659
Shares issued to shareholders in payment of distributions declared	395	4,965	345	3,971
Shares redeemed	(2,227)	(28,682)	(15,330)	(176,806)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(1,124)	$(14,700)	(11,649)	$(132,176)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	53,300	$675,848	96,867	$1,160,879
Shares issued to shareholders in payment of distributions declared	52,824	665,055	60,988	703,801
Shares redeemed	(352,232)	(4,523,456)	(503,403)	(6,055,376)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(246,108)	$(3,182,553)	(345,548)	$(4,190,696)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(669,568)	$(8,493,924)	(2,024,524)	$(23,895,664)
4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $120,584,214. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $6,836,535. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,780,041 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,943,506.
At July 31, 2012, the Fund had a capital loss carryforward of $55,832,905 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$24,852,999	NA	$24,852,999
2018	$30,979,906	NA	$30,979,906
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived $53,560 of its fee and reimbursed $17,401 of transfer and dividend disbursing agent fees and expenses.
Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2013, the Sub-Adviser earned a fee of $43,581.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,563 of its fee. The net fee paid to FAS was 0.093% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$128,794
Class R Shares	1,372
TOTAL	$130,166
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $9,655 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC retained $1,748 in sales charges from the sale Class A Shares. FSC also retained $182 of CDSC relating to redemptions of Class C Shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$48,848
Class C Shares	23,854
TOTAL	$72,702
For the six months ended January 31, 2013, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights), paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.30%, 2.05%, 1.80% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2013, the Adviser reimbursed $3,255. Transactions involving the affiliated holdings during the six months ended January 31, 2013, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2012	43,041	1,111,788	3,699,581	95,499	368,556	5,318,465
Purchases/Additions	37,557	81,693	24,829,919	35,146	196,317	25,180,632
Sales/Reductions	25,021	316,481	22,660,626	—	135,092	23,137,220
Balance of Shares Held 1/31/2013	55,577	877,000	5,868,874	130,645	429,781	7,361,877
Value	$1,924,418	$8,892,778	$5,868,874	$1,277,710	$2,892,427	$20,856,207
Dividend Income/Allocated Investment Income	$26,615	$137,739	$4,424	$26,255	$90,808	$285,841
Capital Gain Distributions/Allocated Net Realized Gain	$16,958	$—	$—	$2,935	$9,189	$29,082
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2013, were as follows:
Purchases	$76,777,685
Sales	$97,091,176
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,092.20	$6.86
Class C Shares	$1,000	$1,088.70	$10.79
Class R Shares	$1,000	$1,089.70	$9.48
Institutional Shares	$1,000	$1,094.00	$5.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$6.61
Class C Shares	$1,000	$1,014.87	$10.41
Class R Shares	$1,000	$1,016.13	$9.15
Institutional Shares	$1,000	$1,019.91	$5.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.80%
Institutional Shares	1.05%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MDT BALANCED FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated
Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
Semi-Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered in the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Semi-Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
36354 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2013, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Soft Drinks	6.6%
Biotechnology	5.9%
AT&T Divestiture	4.9%
Discount Department Stores	4.8%
Financial Services	4.8%
Software Packaged/Custom	4.5%
Computers—Low End	4.4%
Cable TV	4.1%
Ethical Drugs	3.5%
Semiconductor Manufacturing	3.2%
Food Wholesaling	3.0%
Auto Part Replacement	2.9%
Restaurants	2.9%
Hotels	2.8%
Specialty Retailing	2.8%
Medical Technology	2.5%
Defense Aerospace	2.3%
Clothing Stores	2.1%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Cosmetics & Toiletries	2.1%
Grocery Chain	2.1%
Medical Supplies	2.0%
Computer Peripherals	1.7%
Agricultural Machinery	1.6%
Electronic Instruments	1.5%
Internet Services	1.3%
Other Communications Equipment	1.3%
Toys & Games	1.3%
Computer Services	1.2%
Crude Oil & Gas Production	1.2%
Construction Machinery	1.0%
Other[2]	11.7%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Agricultural Chemicals—0.6%
8,035		Scotts Miracle-Gro Co.	$351,290
		Agricultural Machinery—1.6%
10,700		Deere & Co.	1,006,442
		Airline - National—0.3%
7,827	[1]	United Continental Holdings, Inc.	189,022
		AT&T Divestiture—4.9%
70,536		Verizon Communications, Inc.	3,076,075
		Auto Manufacturing—0.5%
25,317		Ford Motor Co.	327,855
		Auto Part Replacement—2.9%
26,207		Genuine Parts Co.	1,782,862
		Baking—0.4%
8,232		Flowers Foods, Inc.	221,276
		Biotechnology—5.9%
6,355	[1]	Alexion Pharmaceuticals, Inc.	597,307
21,073	[1]	Celgene Corp.	2,085,384
2,104	[1]	Gilead Sciences, Inc.	83,003
2,222	[1]	Onyx Pharmaceuticals, Inc.	172,249
4,385	[1]	Regeneron Pharmaceuticals, Inc.	762,727
		TOTAL	3,700,670
		Broadcasting—0.2%
1,953	[1]	DIRECTV Group, Inc.	99,876
		Building Supply Stores—0.9%
8,300		Home Depot, Inc.	555,436
		Cable TV—4.1%
5,793	[1]	AMC Networks, Inc.	330,027
14,488	[1]	Charter Communications, Inc.	1,129,630
28,441		Comcast Corp., Class A	1,083,033
		TOTAL	2,542,690
		Cellular Communications—0.1%
11,271	[1]	NII Holdings, Inc.	78,897
		Clothing Stores—2.1%
24,415		Gap (The), Inc.	797,882
9,129	[1]	Hanesbrands, Inc.	342,155
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
4,300	[1]	Urban Outfitters, Inc.	$183,997
		TOTAL	1,324,034
		Commodity Chemicals—0.8%
15,925		RPM International, Inc.	497,019
		Computer Peripherals—1.7%
14,000	[1]	NetApp, Inc.	504,000
12,120		Western Digital Corp.	569,640
		TOTAL	1,073,640
		Computer Services—1.2%
8,054	[1]	Cognizant Technology Solutions Corp.	629,662
7,320	[1]	Riverbed Technology, Inc.	142,008
		TOTAL	771,670
		Computers - High End—0.9%
2,600		IBM Corp.	527,982
		Computers - Low End—4.4%
3,895		Apple, Inc.	1,773,433
73,255		Dell, Inc.	969,896
		TOTAL	2,743,329
		Construction Machinery—1.0%
6,100		Caterpillar, Inc.	600,179
		Cosmetics & Toiletries—2.1%
15,906		Avon Products, Inc.	270,084
10,584	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,035,327
		TOTAL	1,305,411
		Crude Oil & Gas Production—1.2%
6,752	[1]	Continental Resources, Inc.	561,226
6,083	[1]	Newfield Exploration Co.	179,449
		TOTAL	740,675
		Defense Aerospace—2.3%
28,008	[1]	B/E Aerospace, Inc.	1,442,132
		Discount Department Stores—4.8%
43,132		Wal-Mart Stores, Inc.	3,017,083
		Education & Training Services—0.1%
3,604	[1]	ITT Educational Services, Inc.	60,691
		Electronic Instruments—1.5%
14,619	[1]	Trimble Navigation Ltd.	913,688
		Ethical Drugs—3.5%
33,191		Eli Lilly & Co.	1,782,025
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—continued
3,891	[1]	Salix Pharmaceuticals Ltd.	$186,379
13,300		Warner Chilcott PLC	188,461
		TOTAL	2,156,865
		Financial Services—4.8%
19,094		Visa, Inc., Class A	3,015,134
		Food Wholesaling—3.0%
58,917		Sysco Corp.	1,871,793
		Grocery Chain—2.1%
48,177		Kroger Co.	1,334,503
		Health Care Technology—0.5%
3,600	[1]	Cerner Corp.	297,180
		Hotels—2.8%
43,738		Marriott International, Inc., Class A	1,748,645
		Internet Services—1.3%
1,146	[1]	Priceline.com, Inc.	785,549
		IT Services—0.3%
17,255		SAIC, Inc.	208,786
		Medical Supplies—2.0%
28,248		Cardinal Health, Inc.	1,237,545
		Medical Technology—2.5%
1,147	[1]	Intuitive Surgical, Inc.	658,814
22,232		St. Jude Medical, Inc.	904,842
		TOTAL	1,563,656
		Multi-Industry Capital Goods—0.4%
5,307		Crane Co.	266,836
		Multi-Line Insurance—0.8%
6,000		Allied World Assurance Holdings Ltd.	508,980
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	409,648
		Office Supplies—0.7%
11,485		Avery Dennison Corp.	442,287
		Other Communications Equipment—1.3%
18,017		Harris Corp.	832,385
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	360,046
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	107,143
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—0.3%
2,306		The Travelers Cos., Inc.	$180,929
		Recreational Goods—0.3%
11,642		International Game Technology	178,938
		Restaurants—2.9%
6,666	[1]	Panera Bread Co.	1,065,293
12,691		Starbucks Corp.	712,219
		TOTAL	1,777,512
		Semiconductor Manufacturing—3.2%
93,331		Intel Corp.	1,963,684
		Soft Drinks—6.6%
33,494		Coca-Cola Enterprises, Inc.	1,167,936
26,130		Dr. Pepper Snapple Group, Inc.	1,177,679
24,410		PepsiCo, Inc.	1,778,268
		TOTAL	4,123,883
		Software Packaged/Custom—4.5%
35,613		CA, Inc.	883,915
4,217	[1]	Solarwinds, Inc.	229,489
76,908	[1]	Symantec Corp.	1,674,287
388	[1]	VMware, Inc., Class A	29,674
		TOTAL	2,817,365
		Specialty Retailing—2.8%
7,089		Advance Auto Parts, Inc.	521,184
5,900	[1]	Big Lots, Inc.	189,685
15,616		GNC Acquisition Holdings, Inc.	561,239
6,136		Nordstrom, Inc.	338,891
1,349		Tractor Supply Co.	139,851
		TOTAL	1,750,850
		Telecommunication Equipment & Services—0.5%
14,240	[1]	Level 3 Communications, Inc.	339,197
		Telephone Utility—0.4%
28,204		Windstream Corp.	274,707
		Textiles Apparel & Luxury Goods—0.5%
5,947	[1]	Michael Kors Holdings Ltd.	333,805
		Toys & Games—1.3%
21,165		Hasbro, Inc.	790,936
		Truck Manufacturing—0.1%
2,227	[1]	Navistar International Corp.	58,102
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Uniforms—0.6%
9,236		Cintas Corp.	$390,313
		TOTAL COMMON STOCKS (IDENTIFIED COST $55,452,561)	61,077,126
		MUTUAL FUND—2.5%
1,568,141	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	1,568,141
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $57,020,702)[4]	62,645,267
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(338,006)
		TOTAL NET ASSETS—100%	$62,307,261
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.59	$10.50	$8.45	$7.60	$10.23	$12.12
Income From Investment Operations:
Net investment income (loss)[1]	0.02	(0.02)	(0.03)	(0.01)	0.00[2]	(0.06)
Net realized and unrealized gain (loss) on investments	1.12	0.11	2.08	0.86	(2.63)	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	1.14	0.09	2.05	0.85	(2.63)	(0.54)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(1.35)
Net Asset Value, End of Period	$11.73	$10.59	$10.50	$8.45	$7.60	$10.23
Total Return[3]	10.76%	0.86%	24.26%	11.18%	(25.71)%	(5.76)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.32%[4]	(0.23)%	(0.28)%	(0.08)%	0.04%	(0.49)%
Expense waiver/reimbursement[5]	0.37%[4]	0.78%	0.74%	0.55%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,230	$40,676	$44,762	$45,993	$68,963	$102,600
Portfolio turnover	79%	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.25	$10.24	$8.30	$7.53	$10.21	$12.18
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.10)	(0.10)	(0.07)	(0.05)	(0.14)
Net realized and unrealized gain (loss) on investments	1.10	0.11	2.04	0.84	(2.63)	(0.48)
TOTAL FROM INVESTMENT OPERATIONS	1.07	0.01	1.94	0.77	(2.68)	(0.62)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(1.35)
Net Asset Value, End of Period	$11.32	$10.25	$10.24	$8.30	$7.53	$10.21
Total Return[2]	10.44%	0.10%	23.37%	10.23%	(26.25)%	(6.43)%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.49)%[3]	(0.98)%	(1.04)%	(0.86)%	(0.72)%	(1.22)%
Expense waiver/reimbursement[4]	0.37%[3]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,815	$4,932	$6,680	$7,506	$8,532	$22,138
Portfolio turnover	79%	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.03	$10.02	$8.12	$7.37	$9.99	$11.94
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.09)	(0.10)	(0.07)	(0.05)	(0.13)
Net realized and unrealized gain (loss) on investments	1.06	0.10	2.00	0.82	(2.57)	(0.47)
TOTAL FROM INVESTMENT OPERATIONS	1.04	0.01	1.90	0.75	(2.62)	(0.60)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(1.35)
Net Asset Value, End of Period	$11.07	$10.03	$10.02	$8.12	$7.37	$9.99
Total Return[2]	10.37%	0.10%	23.40%	10.18%	(26.23)%	(6.39)%
Ratios to Average Net Assets:
Net expenses	2.25%[3]	2.25%	2.25%	2.25%	2.25%	2.22%
Net investment income (loss)	(0.44)%[3]	(0.98)%	(1.05)%	(0.86)%	(0.71)%	(1.21)%
Expense waiver/reimbursement[4]	0.37%[3]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,198	$7,001	$7,564	$6,816	$7,333	$14,895
Portfolio turnover	79%	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.68	$8.57	$7.70	$10.33	$12.20
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.00[2]	(0.00)[2]	0.01	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	1.15	0.12	2.11	0.86	(2.65)	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	1.18	0.12	2.11	0.87	(2.63)	(0.52)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(1.35)
Net Asset Value, End of Period	$11.98	$10.80	$10.68	$8.57	$7.70	$10.33
Total Return[3]	10.93%	1.12%	24.62%	11.30%	(25.46)%	(5.55)%
Ratios to Average Net Assets:
Net expenses	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.57%[4]	0.02%	(0.05)%	0.14%	0.28%	(0.28)%
Expense waiver/reimbursement[5]	0.37%[4]	0.78%	0.74%	0.56%	0.52%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,064	$3,774	$4,565	$4,179	$4,769	$6,280
Portfolio turnover	79%	258%	208%	217%	380%	320%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $1,568,141 of investment in an affiliated holding (Note 5) (identified cost $57,020,702)		$62,645,267
Income receivable		40,541
Receivable for investments sold		1,233,410
Receivable for shares sold		6,404
TOTAL ASSETS		63,925,622
Liabilities:
Payable for investments purchased	$1,488,685
Payable for shares redeemed	25,919
Payable for Directors'/Trustees' fees	188
Payable for distribution services fee (Note 5)	9,050
Payable for shareholder services fee (Note 5)	20,913
Accrued expenses	73,606
TOTAL LIABILITIES		1,618,361
Net assets for 5,367,166 shares outstanding		$62,307,261
Net Assets Consist of:
Paid-in capital		$75,771,804
Net unrealized appreciation of investments		5,624,565
Accumulated net realized loss on investments		(18,989,402)
Accumulated net investment income (loss)		(99,706)
TOTAL NET ASSETS		$62,307,261
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($43,229,908 ÷ 3,685,013 shares outstanding), no par value, unlimited shares authorized	$11.73
Offering price per share (100/94.50 of $11.73)	$12.41
Redemption proceeds per share	$11.73
Class B Shares:
Net asset value per share ($6,815,278 ÷ 602,265 shares outstanding), no par value, unlimited shares authorized	$11.32
Offering price per share	$11.32
Redemption proceeds per share (94.50/100 of $11.32)	$10.70
Class C Shares:
Net asset value per share ($8,198,070 ÷ 740,551 shares outstanding), no par value, unlimited shares authorized	$11.07
Offering price per share	$11.07
Redemption proceeds per share (99.00/100 of $11.07)	$10.96
Institutional Shares:
Net asset value per share ($4,064,005 ÷ 339,337 shares outstanding), no par value, unlimited shares authorized	$11.98
Offering price per share	$11.98
Redemption proceeds per share	$11.98
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Dividends (including $901 received from an affiliated holding (Note 5))			$527,465
Expenses:
Investment adviser fee (Note 5)		$217,742
Administrative fee (Note 5)		41,837
Custodian fees		6,388
Transfer and dividend disbursing agent fees and expenses		104,335
Directors'/Trustees' fees		743
Auditing fees		11,796
Legal fees		3,996
Portfolio accounting fees		39,397
Distribution services fee (Note 5)		46,235
Shareholder services fee (Note 5)		66,698
Account administration fee (Note 2)		541
Share registration costs		26,016
Printing and postage		13,534
Insurance premiums		1,987
Miscellaneous		3,415
TOTAL EXPENSES		584,660
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(102,238)
Waiver of administrative fee	(4,623)
Reimbursement of shareholder services fee	(115)
TOTAL WAIVERS AND REIMBURSEMENTS		(106,976)
Net expenses			477,684
Net investment income			49,781
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,349,372
Net change in unrealized appreciation of investments			2,485,587
Net realized and unrealized gain on investments			5,834,959
Change in net assets resulting from operations			$5,884,740
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$49,781	$(214,957)
Net realized gain on investments	3,349,372	242,004
Net change in unrealized appreciation/depreciation of investments	2,485,587	160,615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,884,740	187,662
Share Transactions:
Proceeds from sale of shares	7,005,406	7,568,065
Cost of shares redeemed	(6,966,622)	(14,942,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,784	(7,374,529)
Change in net assets	5,923,524	(7,186,867)
Net Assets:
Beginning of period	56,383,737	63,570,604
End of period (including accumulated net investment income (loss) of $(99,706) and $(149,487), respectively)	$62,307,261	$56,383,737
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
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Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$541
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	206,993	$2,336,409	397,917	$4,011,516
Shares redeemed	(363,661)	(4,034,113)	(818,755)	(8,329,325)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(156,668)	$(1,697,704)	(420,838)	$(4,317,809)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	240,640	$2,642,626	98,688	$960,640
Shares redeemed	(119,421)	(1,261,703)	(269,626)	(2,628,632)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	121,219	$1,380,923	(170,938)	$(1,667,992)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	149,113	$1,580,300	209,412	$2,012,624
Shares redeemed	(106,644)	(1,110,769)	(265,950)	(2,580,209)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	42,469	$469,531	(56,538)	$(567,585)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	39,063	$446,071	56,279	$583,285
Shares redeemed	(49,347)	(560,037)	(134,119)	(1,404,428)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(10,284)	$(113,966)	(77,840)	$(821,143)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,264)	$38,784	(726,154)	$(7,374,529)
4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $57,020,702. The net unrealized appreciation of investments for federal tax purposes was $5,624,565. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,846,902 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,222,337.
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At July 31, 2012, the Fund had a capital loss carryforward of $22,267,187 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$20,666,560	NA	$20,666,560
2018	$ 1,600,627	NA	$ 1,600,627
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $101,577 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,623 of its fee. The net fee paid to FAS was 0.128% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$18,235
Class C Shares	28,000
TOTAL	$46,235
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $7,250 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC retained $1,516 in sales charges from the sale of Class A Shares. FSC also retained $837 of CDSC relating to redemptions of Class B Shares.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$51,285	$—
Class B Shares	6,078	(115)
Class C Shares	9,335	—
TOTAL	$66,698	$(115)
For the six months ended January 31, 2013, FSSC received $3,539 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2013, the Adviser reimbursed $661. Transactions involving the affiliated holding during the six months ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	873,921
Purchases/Additions	6,811,008
Sales/Reductions	6,116,788
Balance of Shares Held 1/31/2013	1,568,141
Value	$1,568,141
Dividend Income	$901
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2013, were as follows:
Purchases	$44,378,394
Sales	$44,575,405
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,107.60	$7.97
Class B Shares	$1,000	$1,104.40	$11.93
Class C Shares	$1,000	$1,103.70	$11.93
Institutional Shares	$1,000	$1,109.30	$6.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42
Institutional Shares	$1,000	$1,018.90	$6.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MDT LARGE CAP GROWTH FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report
27

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report
28

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, underperformed its benchmark index for the
Semi-Annual Shareholder Report
29

three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Semi-Annual Shareholder Report
30

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	7.7%
Financial Services	5.3%
Software Packaged/Custom	4.5%
Specialty Retailing	4.4%
Computer Services	3.2%
Savings & Loan	2.8%
Biotechnology	2.6%
Paper Products	2.6%
Multi-Line Insurance	2.4%
Oil Refiner	2.0%
Semiconductor Manufacturing	1.9%
Telecommunication Equipment & Services	1.8%
Airline—Regional	1.7%
Home Health Care	1.5%
Personal Agency	1.5%
Defense Electronics	1.4%
Education & Training Services	1.4%
Apparel	1.3%
Medical Supplies	1.3%
Printing	1.3%
Property Liability Insurance	1.3%
Miscellaneous Food Products	1.2%
Other Tobacco Products	1.2%
Electric & Electronic Original Equipment Manufacturers	1.1%
Sevices to Medical Professionals	1.1%
Computer Peripherals	1.0%
Computer Stores	1.0%
Electrical Equipment	1.0%
Health Care	1.0%
Shoes	1.0%
Other[2]	34.5%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Accident & Health Insurance—0.1%
1,087	[1]	Triple-S Management Corp., Class B	$19,642
		Agricultural Machinery—0.4%
805		Lindsay Manufacturing Co.	74,897
		Airline - National—0.8%
15,940	[1]	Jet Blue Airways Corp.	92,611
3,393	[1]	US Airways Group, Inc.	48,452
		TOTAL	141,063
		Airline - Regional—1.7%
3,256	[1]	Alaska Air Group, Inc.	150,199
9,014	[1]	Republic Airways Holdings, Inc.	75,628
5,227		SkyWest, Inc.	66,069
		TOTAL	291,896
		Aluminum—0.1%
1,454		Noranda Aluminum, Inc.	8,564
		Apparel—1.3%
1,800	[1]	Ann, Inc.	55,512
3,437	[1]	Express, Inc.	63,172
1,300	[1]	G-III Apparel Group Ltd.	46,657
2,056	[1]	Iconix Brand Group, Inc.	49,447
		TOTAL	214,788
		Auto Original Equipment Manufacturers—0.6%
1,547		Dana Holding Corp.	24,876
2,054	[1]	Tenneco Automotive, Inc.	71,808
		TOTAL	96,684
		Auto Part Replacement—0.6%
4,085		Standard Motor Products, Inc.	94,813
		Auto Rentals—0.2%
309	[1]	AMERCO	41,548
		Beer—0.3%
300	[1]	The Boston Beer Co., Inc., Class A	42,102
		Biotechnology—2.6%
2,400	[1]	Air Methods Corp.	104,928
4,900	[1]	Alkermes, Inc.	112,945
3,244	[1]	Cambrex Corp.	38,117
12,413		PDL BioPharma, Inc.	85,401
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
741	[1]	Pharmacyclics, Inc.	$51,374
1,460		Questcor Pharmaceuticals, Inc.	37,201
		TOTAL	429,966
		Building Materials—0.3%
1,277		Apogee Enterprises, Inc.	31,223
1,500	[1]	Patrick Industries, Inc.	24,690
		TOTAL	55,913
		Business Services—0.3%
2,241	[1]	Euronet Worldwide, Inc.	54,837
		Carpets—0.6%
5,465		Culp, Inc.	95,638
		Cellular Communications—0.2%
4,994	[1]	TeleNav, Inc.	39,453
		Cement—0.9%
1,959		Eagle Materials, Inc.	126,884
400	[1]	Texas Industries, Inc.	22,736
		TOTAL	149,620
		Clothing Stores—0.7%
700	[1]	Jos A. Bank Clothiers, Inc.	28,378
992		Mens Wearhouse, Inc.	30,107
2,000	[1]	Rue21, Inc.	59,420
		TOTAL	117,905
		Commercial Services—0.6%
3,100		Convergys Corp.	52,762
1,400	[1]	Parexel International Corp.	47,390
		TOTAL	100,152
		Commodity Chemicals—0.3%
1,094		Innospec, Inc.	44,034
		Computer Networking—0.3%
1,951		Black Box Corp.	45,712
		Computer Peripherals—1.0%
10,943		Daktronics, Inc.	129,784
4,007	[1]	Emulex Corp.	30,613
		TOTAL	160,397
		Computer Services—3.2%
3,005	[1]	CACI International, Inc., Class A	161,158
957	[1]	Manhattan Associates, Inc.	65,564
2,600	[1]	Sykes Enterprises, Inc.	41,860
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Computer Services—continued
4,144	[1]	Synnex Corp.	$148,977
478		Syntel, Inc.	27,863
3,715	[1]	Unisys Corp.	82,510
		TOTAL	527,932
		Computer Stores—1.0%
2,971	[1]	Insight Enterprises, Inc.	58,232
8,469	[1]	PC Connections, Inc.	104,592
		TOTAL	162,824
		Construction & Engineering—0.4%
3,600	[1]	Tutor Perini Corp.	59,724
		Consumer Finance—0.3%
4,300	[1]	Netspend Holdings, Inc.	46,612
		Contracting—0.3%
1,500		Emcor Group, Inc.	54,495
		Cosmetics & Toiletries—0.2%
2,393	[1]	Revlon, Inc.	37,690
		Crude Oil & Gas Production—0.4%
1,039		CVR Energy, Inc.	61,041
		Dairy Products—0.2%
900		Cal-Maine Foods, Inc.	37,512
		Defense Aerospace—0.7%
1,100	[1]	Esterline Technologies Corp.	73,029
597	[1]	MOOG, Inc., Class A	26,149
265		Triumph Group, Inc.	18,648
		TOTAL	117,826
		Defense Electronics—1.4%
4,630	[1]	First Solar, Inc.	130,473
1,900		Standex International Corp.	107,635
		TOTAL	238,108
		Department Stores—0.2%
2,600		Bon-Ton Stores, Inc.	32,630
		Diversified Leisure—0.6%
1,923	[1]	Coinstar, Inc.	97,842
		Education & Training Services—1.4%
1,323	[1]	Capella Education Co.	36,144
9,085	[1]	Corinthian Colleges, Inc.	22,349
4,100	[1]	Grand Canyon Education, Inc.	97,826
1,944	[1]	ITT Educational Services, Inc.	32,737
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Education & Training Services—continued
800		Strayer Education, Inc.	$45,520
		TOTAL	234,576
		Electric & Electronic Original Equipment Manufacturers—1.1%
3,871	[1]	Generac Holdings, Inc.	143,924
1,256	[1]	General Cable Corp.	42,227
		TOTAL	186,151
		Electric Utility—0.8%
2,300		Idacorp, Inc.	106,743
1,200		Portland General Electric Co.	34,464
		TOTAL	141,207
		Electrical Equipment—1.0%
900		Brady (W.H.) Co.	31,401
2,450	[1]	EnerSys, Inc.	100,279
500		Smith (A.O.) Corp.	34,640
		TOTAL	166,320
		Electronic Equipment Instruments & Components—0.7%
6,767	[1]	Sanmina Corp.	64,422
6,900	[1]	Taser International, Inc.	57,753
		TOTAL	122,175
		Energy Equipment & Services—0.2%
1,400	[1]	Exterran Holdings, Inc.	32,536
		Ethical Drugs—0.2%
2,698	[1]	PharMerica Corp.	39,067
		Financial Services—5.3%
5,435		Deluxe Corp.	199,954
4,664	[1]	Global Cash Access LLC	35,213
700		Heartland Payment Systems, Inc.	22,232
8,258		MainSource Financial Group, Inc.	113,960
7,607		Nelnet, Inc., Class A	231,481
9,655	[1]	PHH Corp.	211,251
629	[1]	Portfolio Recovery Associates, Inc.	67,272
		TOTAL	881,363
		Furniture—0.5%
1,100	[1]	American Woodmark Corp.	30,591
3,200		Haverty Furniture Cos., Inc.	57,600
59		Kimball International, Inc., Class B	637
		TOTAL	88,828
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Health Care—1.0%
4,610	[1]	USANA, Inc.	$163,425
		Home Building—0.4%
1,846		M.D.C. Holdings, Inc.	72,585
		Home Health Care—1.5%
4,016	[1]	Gentiva Health Services, Inc.	39,799
4,800	[1]	Providence Service Corp.	88,944
2,419	[1]	Wellcare Health Plans, Inc.	122,667
		TOTAL	251,410
		Hospitals—0.8%
2,680	[1]	HealthSouth Corp.	63,945
7,891	[1]	Select Medical Holdings Corp.	76,858
		TOTAL	140,803
		Household Appliances—0.2%
3,842	[1]	hhgregg, Inc.	32,580
		Industrial Services—0.5%
5,174	[1]	EnerNOC, Inc.	79,938
		Insurance Brokerage—0.8%
1,664		AmTrust Financial Services, Inc.	55,311
5,200		Crawford & Co., Class B	37,804
1,000	[1]	Texas Capital Bancshares, Inc.	41,400
		TOTAL	134,515
		Internet Services—0.6%
7,313	[1]	Overstock.com, Inc.	98,287
		IT Services—0.4%
764	[1]	WEX, Inc.	60,058
		Life Insurance—0.9%
2,489		Primerica, Inc.	81,838
4,868		Symetra Financial Corp.	67,909
		TOTAL	149,747
		Long-Term Care Centers—0.4%
2,300	[1]	Emeritus Corp.	62,284
		Lumber Products—0.5%
8,100		Officemax, Inc.	87,318
		Machine Tools—0.3%
1,100		AZZ, Inc.	47,069
		Machined Parts Original Equipment Manufacturers—0.1%
878		Titan International, Inc.	21,327
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Mail Order—0.2%
600		HSN, Inc.	$35,760
		Medical Supplies—1.3%
2,000		Invacare Corp.	31,460
400	[1]	MWI Veterinary Supply, Inc.	44,924
1,100	[1]	Orthofix International NV	41,965
1,700		West Pharmaceutical Services, Inc.	100,657
		TOTAL	219,006
		Medical Technology—0.6%
1,100	[1]	Cyberonics, Inc.	47,696
1,100	[1]	Integra Lifesciences Corp.	46,365
		TOTAL	94,061
		Metal Fabrication—0.6%
1,488		Mueller Industries, Inc.	79,400
2,058	[1]	NN, Inc.	19,057
		TOTAL	98,457
		Metals & Mining—0.4%
4,008	[1]	Cloud Peak Energy, Inc.	70,180
		Miscellaneous Components—0.1%
2,669	[1]	Amkor Technology, Inc.	12,358
		Miscellaneous Food Products—1.2%
7,735		Fresh Del Monte Produce, Inc.	203,817
		Miscellaneous Machinery—0.3%
1,363		Curtiss Wright Corp.	48,591
		Money Center Bank—0.0%
78		MidWestOne Financial Group, Inc.	1,864
		Mortgage and Title—0.9%
4,732		First American Financial Corp.	113,048
1,400		Stewart Information Services Corp.	37,184
		TOTAL	150,232
		Multi-Industry Basic—0.6%
4,328		Olin Corp.	100,669
		Multi-Line Insurance—2.4%
17,735		CNO Financial Group, Inc.	182,138
3,075		FBL Financial Group, Inc., Class A	107,410
3,725		Montpelier Re Holdings Ltd.	90,816
771		Tower Group, Inc.	14,880
		TOTAL	395,244
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Natural Gas Production—0.3%
6,663	[1]	VAALCO Energy, Inc.	$56,569
		Office Supplies—0.9%
4,626		United Stationers, Inc.	154,231
		Offshore Driller—0.2%
3,142	[1]	Newpark Resources, Inc.	27,084
		Oil Refiner—2.0%
3,772		Alon USA Energy, Inc.	74,007
3,922		Delek US Holdings, Inc.	133,230
3,972		Western Refining, Inc.	133,578
		TOTAL	340,815
		Oil Service, Explore & Drill—0.7%
400	[1]	Geospace Technologies Corp.	36,064
13,337	[1]	Parker Drilling Co.	74,954
		TOTAL	111,018
		Optical Reading Equipment—0.3%
1,800	[1]	ScanSource, Inc.	52,308
		Other Tobacco Products—1.2%
2,380		Schweitzer-Mauduit International, Inc.	96,961
2,000		Universal Corp.	108,760
		TOTAL	205,721
		Packaged Foods—0.2%
2,578	[1]	Dole Food Co., Inc.	28,719
		Paper Products—2.6%
14,207	[1]	Boise, Inc.	117,208
3,606		Buckeye Technologies, Inc.	103,672
2,000		Glatfelter (P.H.) Co.	37,160
4,698		Neenah Paper, Inc.	145,356
1,200		Orchids Paper Products Co.	26,316
		TOTAL	429,712
		Personal Loans—0.7%
1,415		Cash America International, Inc.	67,792
725	[1]	World Acceptance Corp.	56,224
		TOTAL	124,016
		Personnel Agency—1.5%
3,600	[1]	AMN Healthcare Services, Inc.	43,740
2,223		Barrett Business Services, Inc.	89,453
3,035		Kelly Services, Inc., Class A	48,378
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—continued
4,000	[1]	Korn/Ferry International	$68,720
		TOTAL	250,291
		Photography—0.8%
2,027	[1]	AEP Industries, Inc.	130,498
		Printed Circuit Boards—0.4%
11,747	[1]	Sigma Designs, Inc.	62,729
		Printing—1.3%
900	[1]	Consolidated Graphics, Inc.	32,967
2,494		Quad Graphics, Inc.	54,120
4,644		Valassis Communications, Inc.	130,310
		TOTAL	217,397
		Professional Services—0.2%
1,400		Hillenbrand, Inc.	34,650
		Property Liability Insurance—1.3%
1,500		Horace Mann Educators Corp.	32,610
1,974		Platinum Underwriters Holdings Ltd.	96,193
1,908		ProAssurance Corp.	85,936
		TOTAL	214,739
		Psychiatric Centers—0.3%
1,100	[1]	Magellan Health Services, Inc.	56,430
		Recreational Goods—0.4%
7,580	[1]	Smith & Wesson Holding Corp.	65,188
		Recreational Vehicles—0.2%
984		Brunswick Corp.	35,581
		Regional Banks—7.7%
7,564		Cardinal Financial Corp.	123,596
1,200		City Holding Co.	45,348
3,174		Enterprise Financial Services Corp.	42,563
3,099		Financial Institutions, Inc.	62,259
18,640	[1]	First BanCorp	95,623
1,500		First Interstate BancSystem, Inc., Class A	25,845
1,100		Hancock Holding Co.	33,242
4,580	[1]	Hanmi Financial Corp.	75,341
2,100		Heartland Financial USA, Inc.	49,749
1,000		Iberiabank Corp.	51,490
6,100		National Penn Bancshares, Inc.	59,475
680		Peoples Bancorp, Inc.	14,756
3,000	[1]	Pinnacle Financial Partners, Inc.	64,410
Semi-Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
2,600		PrivateBancorp, Inc.	$44,642
900		SCBT Financial Corp.	37,890
3,800		Susquehanna Bankshares, Inc.	43,396
7,589	[1]	Taylor Capital Group, Inc.	131,669
5,800		Umpqua Holdings Corp.	73,312
1,600		Union First Market Bankshares Corp.	27,968
1,600		Wesbanco, Inc.	37,104
18,457	[1]	Wilshire Bancorp, Inc.	113,326
1,100		Wintrust Financial Corp.	40,777
		TOTAL	1,293,781
		Rental & Leasing Services—0.2%
980		Rent-A-Center, Inc.	34,966
		Restaurant—0.4%
1,000		Domino's Pizza, Inc.	46,570
400	[1]	Papa Johns International, Inc.	22,440
		TOTAL	69,010
		Roofing & Wallboard—0.3%
1,300	[1]	Beacon Roofing Supply, Inc.	46,982
		Rubber—0.6%
3,819		Cooper Tire & Rubber Co.	97,232
		Savings & Loan—2.8%
3,737		Banner Corp.	112,857
5,370	[1]	HomeStreet, Inc.	135,432
6,548		Provident Financial Holdings, Inc.	108,959
4,900		Webster Financial Corp. Waterbury	109,025
		TOTAL	466,273
		Semiconductor Manufacturing—1.9%
2,194	[1]	Cirrus Logic, Inc.	61,937
7,310	[1]	Omnivision Technologies, Inc.	112,355
1,300	[1]	Plexus Corp.	33,176
8,700	[1]	RF Micro Devices, Inc.	43,500
5,751	[1]	Spansion, Inc.	66,136
		TOTAL	317,104
		Semiconductor Manufacturing Equipment—0.7%
6,553	[1]	Mentor Graphics Corp.	112,253
		Services to Medical Professionals—1.1%
1,700	[1]	Bio-Reference Laboratories, Inc.	47,209
2,700	[1]	MedAssets, Inc.	52,785
Semi-Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—continued
2,300	[1]	Team Health Holdings, Inc.	$77,901
		TOTAL	177,895
		Shoes—1.0%
2,900		Brown Shoe Co., Inc.	49,996
1,317	[1]	CROCs, Inc.	19,571
1,459	[1]	Genesco, Inc.	90,939
		TOTAL	160,506
		Software Packaged/Custom—4.5%
3,200	[1]	Acxiom Corp.	56,736
2,532	[1]	Aspen Technology, Inc.	77,479
4,319	[1]	CSG Systems International, Inc.	81,327
1,838	[1]	Commvault Systems, Inc.	141,030
2,630	[1]	ePlus, Inc.	122,532
2,668		ManTech International Corp., Class A	65,819
3,400	[1]	SeaChange International, Inc.	37,910
1,500	[1]	Sourcefire, Inc.	63,900
3,027	[1]	ValueClick, Inc.	61,963
3,405	[1]	Websense, Inc.	49,815
		TOTAL	758,511
		Specialty Chemicals—0.3%
1,300		American Vanguard Corp.	44,070
308	[1]	Omnova Solutions, Inc.	2,519
		TOTAL	46,589
		Specialty Retailing—4.4%
883	[1]	Asbury Automotive Group, Inc.	31,400
3,800	[1]	Conn's, Inc.	108,072
2,400	[1]	Dorman Products, Inc.	83,112
3,800		Finish Line, Inc., Class A	70,832
1,200	[1]	Five Below, Inc.	44,400
2,700	[1]	Francesca's Holdings Corp.	76,680
500		Lithia Motors, Inc., Class A	21,635
1,762	[1]	Lumber Liquidators, Inc.	104,275
3,820		Natures Sunshine Products, Inc.	55,084
1,500		Stage Stores, Inc.	34,275
1,600	[1]	Vitamin Shoppe Industries, Inc.	97,728
		TOTAL	727,493
		Telecommunication Equipment & Services—1.8%
1,889	[1]	Anixter International, Inc.	127,092
Semi-Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Telecommunication Equipment & Services—continued
2,700	[1]	Arris Group, Inc.	$44,604
4,300	[1]	Mastec, Inc.	121,690
		TOTAL	293,386
		Telephone Utility—0.9%
4,613	[1]	Hawaiian Telcom Holdco, Inc.	92,352
21,665	[1]	Vonage Holdings Corp.	56,546
		TOTAL	148,898
		Textiles Apparel & Luxury Goods—0.5%
4,982		The Jones Group, Inc.	59,784
1,300	[1]	Unifi, Inc.	17,550
		TOTAL	77,334
		Toys & Games—0.5%
9,669	[1]	Leapfrog Enterprises, Inc.	87,118
		Trucking—0.9%
3,338	[1]	Saia, Inc.	86,588
4,565	[1]	Swift Transportation Co.	62,358
		TOTAL	148,946
		Undesignated Consumer Staples—0.2%
1,600	[1]	Medifast, Inc.	39,248
		Uniforms—0.4%
800		G & K Services, Inc., Class A	32,544
500		Unifirst Corp.	40,870
		TOTAL	73,414
		Water Utility—0.4%
1,200		American States Water Co.	60,660
		TOTAL COMMON STOCKS (IDENTIFIED COST $14,960,232)	16,352,963
		MUTUAL FUND—2.2%
368,564	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	368,564
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $15,328,796)[4]	16,721,527
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(31,566)
		TOTAL NET ASSETS—100%	$16,689,961
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
13

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.52	$9.88	$7.55	$6.58	$10.21	$13.22
Income From Investment Operations:
Net investment income (loss)	0.02[1]	(0.06)[1]	(0.09)[1]	(0.06)[1]	(0.04)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments	1.89	(0.30)	2.42	1.03	(3.59)	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	1.91	(0.36)	2.33	0.97	(3.63)	(2.30)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.71)
Net Asset Value, End of Period	$11.43	$9.52	$9.88	$7.55	$6.58	$10.21
Total Return[2]	20.06%	(3.64)%	30.86%	14.74%	(35.55)%	(18.09)%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.71%	1.75%	1.75%	1.74%	1.75%
Net investment income (loss)	0.46%[3]	(0.65)%	(0.96)%	(0.77)%	(0.53)%	(0.68)%
Expense waiver/reimbursement[4]	1.30%[3]	4.24%	3.75%	5.41%	5.73%	3.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,798	$2,550	$3,469	$3,184	$1,652	$2,623
Portfolio turnover	100%	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.04	$9.45	$7.28	$6.39	$9.99	$13.04
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.12)[1]	(0.15)[1]	(0.11)[1]	(0.08)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments	1.79	(0.29)	2.32	1.00	(3.52)	(2.18)
TOTAL FROM INVESTMENT OPERATIONS	1.77	(0.41)	2.17	0.89	(3.60)	(2.34)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.71)
Net Asset Value, End of Period	$10.81	$9.04	$9.45	$7.28	$6.39	$9.99
Total Return[2]	19.58%	(4.34)%	29.81%	13.93%	(36.04)%	(18.66)%
Ratios to Average Net Assets:
Net expenses	2.45%[3]	2.46%	2.50%	2.50%	2.49%	2.46%
Net investment income (loss)	(0.38)%[3]	(1.41)%	(1.70)%	(1.53)%	(1.29)%	(1.40)%
Expense waiver/reimbursement[4]	1.32%[3]	4.24%	3.78%	5.13%	5.61%	3.90%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,195	$2,358	$2,978	$3,258	$1,366	$2,759
Portfolio turnover	100%	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.67	$10.00	$7.63	$6.63	$10.28	$13.28
Income From Investment Operations:
Net investment income (loss)	0.04[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]	(0.02)[1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	1.90	(0.29)	2.43	1.04	(3.63)	(2.24)
TOTAL FROM INVESTMENT OPERATIONS	1.94	(0.33)	2.37	1.00	(3.65)	(2.29)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.71)
Net Asset Value, End of Period	$11.61	$9.67	$10.00	$7.63	$6.63	$10.28
Total Return[2]	20.06%	(3.30)%	31.06%	15.08%	(35.51)%	(17.92)%
Ratios to Average Net Assets:
Net expenses	1.45%[3]	1.46%	1.50%	1.50%	1.49%	1.50%
Net investment income (loss)	0.70%[3]	(0.44)%	(0.71)%	(0.52)%	(0.30)%	(0.43)%
Expense waiver/reimbursement[4]	1.31%[3]	3.77%	3.79%	5.56%	5.22%	3.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,697	$11,650	$4,836	$5,727	$3,319	$10,064
Portfolio turnover	100%	222%	210%	192%	222%	243%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $368,564 of investment in an affiliated holding (Note 5) (identified cost $15,328,796)		$16,721,527
Income receivable		1,980
Receivable for investments sold		2,094,839
Receivable for shares sold		28,293
TOTAL ASSETS		18,846,639
Liabilities:
Payable for investments purchased	$2,115,004
Payable for shares redeemed	187
Payable for distribution services fee (Note 5)	1,351
Payable for shareholder services fee (Note 5)	2,129
Accrued expenses	38,007
TOTAL LIABILITIES		2,156,678
Net assets for 1,455,053 shares outstanding		$16,689,961
Net Assets Consist of:
Paid-in capital		$24,972,012
Net unrealized appreciation of investments		1,392,731
Accumulated net realized loss on investments		(9,661,569)
Accumulated net investment income (loss)		(13,213)
TOTAL NET ASSETS		$16,689,961
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($2,797,648 ÷ 244,858 shares outstanding), no par value, unlimited shares authorized		$11.43
Offering price per share (100/94.50 of $11.43)		$12.10
Redemption proceeds per share		$11.43
Class C Shares:
Net asset value per share ($2,194,955 ÷ 203,083 shares outstanding), no par value, unlimited shares authorized		$10.81
Offering price per share		$10.81
Redemption proceeds per share (99.00/100 of $10.81)		$10.70
Institutional Shares:
Net asset value per share ($11,697,358 ÷ 1,007,112 shares outstanding), no par value, unlimited shares authorized		$11.61
Offering price per share		$11.61
Redemption proceeds per share		$11.61
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Dividends (including $204 received from an affiliated holding (Note 5))			$179,774
Expenses:
Investment adviser fee (Note 5)		$96,331
Administrative fee (Note 5)		24,962
Custodian fees		9,957
Transfer and dividend disbursing agent fees and expenses		15,340
Directors'/Trustees' fees		738
Auditing fees		11,796
Legal fees		4,597
Portfolio accounting fees		33,833
Distribution services fee (Note 5)		8,508
Shareholder services fee (Note 5)		6,169
Share registration costs		19,853
Printing and postage		9,989
Insurance premiums		1,943
Miscellaneous		2,274
TOTAL EXPENSES		246,290
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(96,331)
Waiver of administrative fee	(3,808)
Reimbursement of other operating expenses	(9,604)
TOTAL WAIVERS AND REIMBURSEMENTS		(109,743)
Net expenses			136,547
Net investment income			43,227
Realized and Unrealized Gain on Investments:
Net realized gain on investments			2,129,893
Net change in unrealized appreciation of investments			806,357
Net realized and unrealized gain on investments			2,936,250
Change in net assets resulting from operations			$2,979,477
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$43,227	$(77,173)
Net realized gain (loss) on investments	2,129,893	(9,436)
Net change in unrealized appreciation/depreciation of investments	806,357	(74,338)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,979,477	(160,947)
Share Transactions:
Proceeds from sale of shares	1,005,098	8,745,470
Cost of shares redeemed	(3,853,035)	(3,308,401)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,847,937)	5,437,069
Change in net assets	131,540	5,276,122
Net Assets:
Beginning of period	16,558,421	11,282,299
End of period (including accumulated net investment loss of $(13,213) and $(56,440), respectively)	$16,689,961	$16,558,421
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Semi-Annual Shareholder Report
21

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,066	$52,220	37,994	$344,850
Shares redeemed	(28,013)	(289,938)	(121,394)	(1,100,407)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(22,947)	$(237,718)	(83,400)	$(755,557)
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	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	17,659	$180,871	9,770	$85,422
Shares redeemed	(75,404)	(729,550)	(64,102)	(552,087)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(57,745)	$(548,679)	(54,332)	$(466,665)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	71,057	$772,007	898,001	$8,315,198
Shares redeemed	(269,130)	(2,833,547)	(176,188)	(1,655,907)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(198,073)	$(2,061,540)	721,813	$6,659,291
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(278,765)	$(2,847,937)	584,081	$5,437,069
4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $15,328,796. The net unrealized appreciation of investments for federal tax purposes was $1,392,731. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,716,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $323,678.
At July 31, 2012, the Fund had a capital loss carryforward of $11,721,516 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2016	$955,201	NA	$955,201
2017	$6,139,530	NA	$6,139,530
2018	$4,626,785	NA	$4,626,785
As a result of the tax-free transfer of assets from Federated MDT Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2013, the Adviser voluntarily waived $91,564 of its fee and voluntarily reimbursed $9,604 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $3,808 of its fee. The net fee paid to FAS was 0.253% of average daily net assets of the Fund. Prior to September 1, 2012, the Fund was being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$8,508
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $295 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$3,333
Class C Shares	2,836
TOTAL	$6,169
For the six months ended January 31, 2013, FSSC received $100 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2013, the Adviser reimbursed $4,767. Transactions involving the affiliated holding during the six months ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	296,930
Purchases/Additions	2,483,548
Sales/Reductions	2,411,914
Balance of Shares Held 1/31/2013	368,564
Value	$368,564
Dividend Income	$204
6. purchase in-kind
On May 24, 2012, the Fund received an in-kind subscription of securities and other assets of $7,784,999 in exchange for 842,532 shares of the Fund's Institutional Shares.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2013, were as follows:
Purchases	$16,413,231
Sales	$19,293,465
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,200.60	$9.43
Class C Shares	$1,000	$1,195.80	$13.56
Institutional Shares	$1,000	$1,200.60	$8.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.64	$8.64
Class C Shares	$1,000	$1,012.85	$12.43
Institutional Shares	$1,000	$1,017.90	$7.37
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.45%
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MDT SMALL CAP CORE FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year
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period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
37

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
36359 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2013
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2012 through January 31, 2013. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2013, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	6.5%
Specialty Retailing	5.5%
Medical Supplies	4.1%
Telecommunication Equipment & Services	4.0%
Services to Medical Professionals	3.5%
Apparel	3.3%
Financial Services	3.3%
Biotechnology	3.2%
Crude Oil & Gas Production	2.8%
Computer Services	2.6%
Clothing Stores	2.4%
Electrical Equipment	2.3%
Specialty Chemicals	2.1%
Mail Order	2.0%
Home Products	1.9%
Shoes	1.7%
Machined Parts Original Equipment Manufacturers	1.6%
Oil Refiner	1.6%
Cosmetics & Toiletries	1.5%
Semiconductor Manufacturing	1.5%
Computer Peripherals	1.4%
Diversified Leisure	1.4%
Education & Training Services	1.4%
Medical Technology	1.4%
Auto Original Equipment Manufacturers	1.3%
Restaurants	1.3%
Multi-Industry Transportation	1.3%
Airline-Regional	1.1%
Electric & Electronic Original Equipment Manufacturers	1.1%
Ethical Drugs	1.1%
Home Health Care	1.1%
Metal Fabrication	1.1%
Multi-Industry Capital Goods	1.1%
Personal & Household	1.1%
Defense Aerospace	1.0%
Grocery Chain	1.0%
Printing	1.0%
Semi-Annual Shareholder Report
1

Industry Composition	Percentage of Total Net Assets
Semiconductor Manufacturing Equipment	1.0%
Other[2]	19.9%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
January 31, 2013 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Agricultural Machinery—0.4%
2,353		Lindsay Manufacturing Co.	$218,923
		Airline - National—0.5%
21,000	[1]	US Airways Group, Inc.	299,880
		Airline - Regional—1.1%
14,484	[1]	Alaska Air Group, Inc.	668,147
		Apparel—3.3%
21,364	[1]	Ann, Inc.	658,866
7,305		Columbia Sportswear Co.	373,212
23,053	[1]	Express, Inc.	423,714
5,307	[1]	Maidenform Brands, Inc.	103,009
1,436		Oxford Industries, Inc.	70,910
8,566		True Religion Apparel, Inc.	203,100
10,033	[1]	Zumiez, Inc.	211,696
		TOTAL	2,044,507
		Auto Original Equipment Manufacturers—1.3%
19,241		Dana Holding Corp.	309,395
13,665	[1]	Meritor, Inc.	62,313
11,473	[1]	Tenneco Automotive, Inc.	401,096
		TOTAL	772,804
		Baking—0.1%
2,843		Snyders-Lance, Inc.	72,297
		Beer—0.3%
1,200	[1]	The Boston Beer Co., Inc., Class A	168,408
		Biotechnology—3.2%
13,500	[1]	Air Methods Corp.	590,220
28,800	[1]	Alkermes, Inc.	663,840
5,749	[1]	Pharmacyclics, Inc.	398,578
12,787		Questcor Pharmaceuticals, Inc.	325,813
		TOTAL	1,978,451
		Cement—0.9%
8,150		Eagle Materials, Inc.	527,876
		Clothing Stores—2.4%
22,787	[1]	Aeropostale, Inc.	308,308
3,308		Cato Corp., Class A	91,202
7,598	[1]	Children's Place Retail Stores, Inc.	378,684
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
11,022	[1]	Jos A. Bank Clothiers, Inc.	$446,832
8,262	[1]	Rue21, Inc.	245,464
		TOTAL	1,470,490
		Commodity Chemicals—0.4%
4,408		Stepan Co.	258,573
		Computer Peripherals—1.4%
20,500	[1]	Aruba Networks, Inc.	472,320
10,234	[1]	Silicon Graphics, Inc.	148,802
7,517	[1]	Synaptics, Inc.	263,697
		TOTAL	884,819
		Computer Services—2.6%
12,755		Fair Isaac & Co., Inc.	574,868
6,300	[1]	Manhattan Associates, Inc.	431,613
4,423		Syntel, Inc.	257,817
14,941	[1]	Unisys Corp.	331,839
		TOTAL	1,596,137
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	123,911
		Consumer Goods—0.6%
7,422		Pool Corp.	340,076
		Consumer Services—0.4%
8,819		Hillenbrand, Inc.	218,270
		Contracting—0.5%
7,000	[1]	Team, Inc.	306,670
		Cosmetics & Toiletries—1.5%
5,381	[1]	Elizabeth Arden, Inc.	206,684
16,427	[1]	Revlon, Inc.	258,725
16,234	[1]	Sally Beauty Holdings, Inc.	430,851
		TOTAL	896,260
		Crude Oil & Gas Production—2.8%
10,490		Berry Petroleum Co., Class A	386,242
19,105		Energy XXI (Bermuda) Ltd.	598,369
18,044	[1]	Stone Energy Corp.	405,990
19,484		W&T Offshore, Inc.	342,918
		TOTAL	1,733,519
		Defense Aerospace—1.0%
5,600		Kaman Corp., Class A	203,504
7,896	[1]	Orbital Sciences Corp.	116,071
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS—continued
		Defense Aerospace—continued
4,300	[1]	Teledyne Technologies, Inc.	$293,518
		TOTAL	613,093
		Department Stores—0.4%
21,956	[1]	Saks, Inc.	237,344
		Diversified Leisure—1.4%
16,479	[1]	Coinstar, Inc.	838,452
		Education & Training Services—1.4%
1,560	[1]	American Public Education, Inc.	60,107
10,886	[1]	Bridgepoint Education, Inc.	114,847
5,528	[1]	Capella Education Co.	151,025
7,507	[1]	Grand Canyon Education, Inc.	179,117
5,300	[1]	K12, Inc.	97,838
4,512		Strayer Education, Inc.	256,733
		TOTAL	859,667
		Electric & Electronic Original Equipment Manufacturers—1.1%
17,586	[1]	Generac Holdings, Inc.	653,847
		Electrical Equipment—2.3%
13,770		Belden, Inc.	663,025
14,706	[1]	EnerSys, Inc.	601,917
6,330	[1]	Rofin-Sinar Technologies, Inc.	162,238
		TOTAL	1,427,180
		Electronic Instruments—0.1%
2,489	[1]	iRobot Corp.	56,948
		Electronic Test/Measuring Equipment—0.6%
6,434		MTS Systems Corp.	365,773
		Ethical Drugs—1.1%
15,400	[1]	Cubist Pharmaceuticals, Inc.	662,816
		Financial Services—3.3%
16,768		Deluxe Corp.	616,895
12,400	[1]	Financial Engines, Inc.	412,424
16,005		Heartland Payment Systems, Inc.	508,319
4,500	[1]	Portfolio Recovery Associates, Inc.	481,275
		TOTAL	2,018,913
		Furniture—0.7%
5,283		Ethan Allen Interiors, Inc.	152,732
12,014	[1]	Select Comfort Corp.	264,548
		TOTAL	417,280
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS—continued
		Generic Drugs—0.6%
19,100	[1]	Impax Laboratories, Inc.	$385,056
		Grocery Chain—1.0%
3,150		Casey's General Stores, Inc.	172,400
11,327		Harris Teeter Supermarkets, Inc.	469,957
		TOTAL	642,357
		Home Health Care—1.1%
12,970	[1]	Wellcare Health Plans, Inc.	657,709
		Home Products—1.9%
9,562		Spectrum Brands Holdings, Inc.	484,219
9,049		Tupperware Brands Corp.	689,534
		TOTAL	1,173,753
		Industrial Machinery—0.7%
4,145		Tennant Co.	190,836
5,813		Watts Industries, Inc., Class A	267,979
		TOTAL	458,815
		Insurance Brokerage—0.8%
11,700	[1]	Texas Capital Bancshares, Inc.	484,380
		Internet Services—0.2%
4,661	[1]	Travelzoo, Inc.	102,169
		IT Services—0.5%
3,842	[1]	WEX, Inc.	302,020
		Long-Term Care Centers—0.7%
16,300	[1]	Emeritus Corp.	441,404
		Machined Parts Original Equipment Manufacturers—1.6%
15,278		Applied Industrial Technologies, Inc.	671,621
13,726		Titan International, Inc.	333,404
		TOTAL	1,005,025
		Mail Order—2.0%
20,570		HSN, Inc.	1,225,972
		Maritime—0.5%
7,424		TAL International Group, Inc.	311,066
		Medical Supplies—4.1%
2,800	[1]	MWI Veterinary Supply, Inc.	314,468
6,760	[1]	Orthofix International NV	257,894
21,300		Owens & Minor, Inc.	651,993
17,377		Steris Corp.	655,634
10,450		West Pharmaceutical Services, Inc.	618,745
		TOTAL	2,498,734
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—1.4%
7,700	[1]	Cyberonics, Inc.	$333,872
9,541	[1]	Integra Lifesciences Corp.	402,153
5,351	[1]	MedAssets, Inc.	104,612
		TOTAL	840,637
		Metal Fabrication—1.1%
23,638		Worthington Industries, Inc.	649,572
		Miscellaneous Communications—0.1%
7,332	[1]	Leap Wireless International, Inc.	42,379
		Miscellaneous Components—0.6%
12,410	[1]	TriMas Corp.	383,345
		Miscellaneous Metals—0.5%
1,543		AMCOL International Corp.	45,565
1,298		Materion Corp	34,916
6,365		Matthews International Corp., Class A	208,517
		TOTAL	288,998
		Multi-Industry Basic—0.5%
13,714		Olin Corp.	318,988
		Multi-Industry Capital Goods—1.1%
9,780		Acuity Brands, Inc.	672,864
		Multi-Industry Transportation—1.3%
15,589		Brinks Co. (The)	464,864
8,680	[1]	Hub Group, Inc.	319,511
		TOTAL	784,375
		Office Furniture—0.6%
1,240		HNI Corp.	39,147
14,535		Knoll, Inc.	240,990
3,435		Miller Herman, Inc.	84,845
		TOTAL	364,982
		Office Supplies—0.6%
11,631		United Stationers, Inc.	387,778
		Oil Gas & Consumable Fuels—0.3%
3,325		CVR Energy, Inc.	195,344
		Oil Refiner—1.6%
15,500		Alon USA Energy, Inc.	304,110
20,650		Western Refining, Inc.	694,459
		TOTAL	998,569
		Other Communications Equipment—0.3%
4,424	[1]	Netgear, Inc.	155,327
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—0.6%
6,879	[1]	United Natural Foods, Inc.	$371,328
		Paint & Related Materials—0.1%
7,299	[1]	Ferro Corp.	37,225
		Paper Products—0.4%
5,400	[1]	Clearwater Paper Corp.	244,674
		Personal & Household—1.1%
15,200		Nu Skin Enterprises, Inc., Class A	643,872
		Personal Loans—0.7%
8,577		Cash America International, Inc.	410,924
		Personnel Agency—0.2%
6,592	[1]	TrueBlue, Inc.	113,316
		Photo-Optical Component-Equipment—0.3%
2,997	[1]	Coherent, Inc.	166,064
		Plastic—0.0%
1,221		Polyone Corp.	26,667
		Poultry Products—0.2%
2,600		Sanderson Farms, Inc.	131,248
		Printing—1.0%
3,401	[1]	Consolidated Graphics, Inc.	124,578
18,280		Valassis Communications, Inc.	512,937
		TOTAL	637,515
		Recreational Vehicles—0.9%
2,500	[1]	Arctic Cat, Inc.	90,350
12,182		Brunswick Corp.	440,501
		TOTAL	530,851
		Restaurants—1.3%
5,605		CEC Entertainment, Inc.	184,741
6,576		Cracker Barrel Old Country Store, Inc.	426,256
1,126	[1]	Jack in the Box, Inc.	32,688
4,316	[1]	Red Robin Gourmet Burgers	159,562
		TOTAL	803,247
		Roofing & Wallboard—0.9%
14,697	[1]	Beacon Roofing Supply, Inc.	531,150
		Rubber—0.6%
14,191		Cooper Tire & Rubber Co.	361,303
		Semiconductor Manufacturing—1.5%
4,312	[1]	Cabot Microelectronics Corp.	159,372
18,965	[1]	Cirrus Logic, Inc.	535,382
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—continued
5,994	[1]	Plexus Corp.	$152,967
13,710	[1]	Triquint Semiconductor, Inc.	71,977
		TOTAL	919,698
		Semiconductor Manufacturing Equipment—1.0%
18,799		Brooks Automation, Inc.	175,959
25,704	[1]	Mentor Graphics Corp.	440,309
		TOTAL	616,268
		Services to Medical Professionals—3.5%
12,209	[1]	Bio-Reference Laboratories, Inc.	339,044
15,017	[1]	Centene Corp.	648,134
17,033	[1]	Molina Healthcare, Inc.	489,017
18,623	[1]	Team Health Holdings, Inc.	630,761
		TOTAL	2,106,956
		Shoes—1.7%
30,921	[1]	CROCs, Inc.	459,486
9,220	[1]	Genesco, Inc.	574,683
		TOTAL	1,034,169
		Software Packaged/Custom—6.5%
6,396	[1]	Acxiom Corp.	113,401
20,900	[1]	Aspen Technology, Inc.	639,540
4,072	[1]	CSG Systems International, Inc.	76,676
8,800	[1]	Commvault Systems, Inc.	675,224
4,479	[1]	MicroStrategy, Inc., Class A	449,109
21,807	[1]	PTC, Inc.	505,486
18,630	[1]	Progress Software Corp.	437,246
10,700	[1]	Sourcefire, Inc.	455,820
6,203	[1]	ValueClick, Inc.	126,975
6,597	[1]	Verint Systems, Inc.	222,979
18,482	[1]	Websense, Inc.	270,392
		TOTAL	3,972,848
		Specialty Chemicals—2.1%
7,000		American Vanguard Corp.	237,300
4,461	[1]	Axiall Corp.	250,619
4,033		Chemed Corp.	304,693
15,934	[1]	Chemtura Corp.	377,955
1,638		Quaker Chemical Corp.	93,644
		TOTAL	1,264,211
Semi-Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—5.5%
2,114		Aaron's, Inc.	$62,680
25,984	[1]	Ascena Retail Group, Inc.	440,429
8,951	[1]	Cabela's, Inc., Class A	462,051
10,402		Finish Line, Inc., Class A	193,893
13,960		GNC Acquisition Holdings, Inc.	501,722
3,445	[1]	Kirkland's, Inc.	39,859
5,851	[1]	Lumber Liquidators, Inc.	346,262
13,619		Penske Automotive Group, Inc.	448,337
10,939		Pier 1 Imports, Inc.	237,267
5,100	[1]	Vera Bradley, Inc.	128,979
8,600	[1]	Vitamin Shoppe Industries, Inc.	525,288
		TOTAL	3,386,767
		Surveillance-Detection—0.5%
6,593		Mine Safety Appliances Co.	304,728
		Telecommunication Equipment & Services—4.0%
22,403		Adtran, Inc.	452,541
11,931	[1]	Anixter International, Inc.	802,718
32,563	[1]	CIENA Corp.	509,936
23,358	[1]	Mastec, Inc.	661,031
		TOTAL	2,426,226
		Trucking—0.6%
9,900	[1]	Old Dominion Freight Lines, Inc.	369,072
		Undesignated Consumer Staples—0.3%
7,700	[1]	Medifast, Inc.	188,881
		TOTAL COMMON STOCKS (IDENTIFIED COST $54,100,989)	60,102,157
		MUTUAL FUND—2.0%
1,219,088	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	1,219,088
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $55,320,077)[4]	61,321,245
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(334,082)
		TOTAL NET ASSETS—100%	$60,987,163
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2013.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.93	$12.12	$8.74	$7.85	$11.57	$12.95
Income From Investment Operations:
Net investment income (loss)	(0.02)[1]	(0.09)[1]	(0.13)[1]	(0.10)[1]	(0.08)[1]	(0.14)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.84	(0.10)	3.51	0.99	(3.64)	(1.17)
TOTAL FROM INVESTMENT OPERATIONS	1.82	(0.19)	3.38	0.89	(3.72)	(1.31)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$13.75	$11.93	$12.12	$8.74	$7.85	$11.57
Total Return[3]	15.26%	(1.57)%	38.67%	11.34%	(32.15)%[4]	(10.20)%
Ratios to Average Net Assets:
Net expenses	1.75%[5]	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(0.30)%[5]	(0.79)%	(1.18)%	(1.17)%	(1.04)%	(1.20)%
Expense waiver/reimbursement[6]	0.63%[5]	1.04%	1.14%	1.22%	1.02%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,043	$22,718	$25,634	$19,822	$21,682	$31,874
Portfolio turnover	55%	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	During the period, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.09% on the total return.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,				Period Ended 7/31/2008[1]
		2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.62	$11.90	$8.65	$7.81	$11.61	$11.26
Income From Investment Operations:
Net investment income (loss)	(0.07)[2]	(0.17)[2]	(0.21)[2]	(0.16)[2]	(0.14)[2]	(0.09)[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	(0.11)	3.46	1.00	(3.66)	0.44
TOTAL FROM INVESTMENT OPERATIONS	1.72	(0.28)	3.25	0.84	(3.80)	0.35
Regulatory Settlement Proceeds	—	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$13.34	$11.62	$11.90	$8.65	$7.81	$11.61
Total Return[4]	14.80%	(2.35)%	37.57%	10.76%	(32.73)%	3.11%
Ratios to Average Net Assets:
Net expenses	2.50%[5]	2.50%	2.50%	2.50%	2.50%	2.50%[5]
Net investment income (loss)	(1.07)%[5]	(1.55)%	(1.93)%	(1.92)%	(1.75)%	(1.96)%[5]
Expense waiver/reimbursement[6]	0.64%[5]	1.06%	1.15%	1.22%	1.02%	1.05%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,745	$1,640	$2,541	$2,350	$3,088	$9,811
Portfolio turnover	55%	69%	154%	142%	244%	212%[7]
1	Reflects operations for the period from March 18, 2008 (date of initial investment) to July 31, 2008.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.
See Notes which are an integral part of the Financial Statements
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13

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.33	$11.60	$8.43	$7.62	$11.32	$12.77
Income From Investment Operations:
Net investment income (loss)	(0.06)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]	(0.14)[1]	(0.22)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.75	(0.10)	3.38	0.97	(3.56)	(1.16)
TOTAL FROM INVESTMENT OPERATIONS	1.69	(0.27)	3.17	0.81	(3.70)	(1.38)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$13.02	$11.33	$11.60	$8.43	$7.62	$11.32
Total Return[3]	14.92%	(2.33)%	37.60%	10.63%	(32.69)%	(10.89)%
Ratios to Average Net Assets:
Net expenses	2.50%[4]	2.50%	2.50%	2.49%	2.50%	2.47%
Net investment income (loss)	(1.06)%[4]	(1.54)%	(1.94)%	(1.91)%	(1.79)%	(1.93)%
Expense waiver/reimbursement[5]	0.64%[4]	1.04%	1.13%	1.22%	1.02%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,569	$4,223	$4,663	$2,795	$4,069	$6,450
Portfolio turnover	55%	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2013	Year Ended July 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.14	$12.31	$8.85	$7.93	$11.66	$13.02
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	(0.06)[1]	(0.10)[1]	(0.08)[1]	(0.06)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.87	(0.11)	3.56	1.00	(3.67)	(1.18)
TOTAL FROM INVESTMENT OPERATIONS	1.87	(0.17)	3.46	0.92	(3.73)	(1.29)
Less Distributions:
Distributions from net realized gain on investments	—	—	—	—	—	(0.07)
Regulatory Settlement Proceeds	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$14.01	$12.14	$12.31	$8.85	$7.93	$11.66
Total Return[3]	15.40%	(1.38)%	39.10%	11.60%	(31.99)%	(9.99)%
Ratios to Average Net Assets:
Net expenses	1.50%[4]	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.06)%[4]	(0.54)%	(0.92)%	(0.92)%	(0.80)%	(0.91)%
Expense waiver/reimbursement[5]	0.64%[4]	1.05%	1.15%	1.22%	1.02%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,631	$26,233	$29,395	$27,039	$39,246	$62,209
Portfolio turnover	55%	69%	154%	142%	244%	212%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $1,219,088 of investment in an affiliated holding (Note 5) (identified cost $55,320,077)		$61,321,245
Cash		66,570
Income receivable		14,977
Receivable for investments sold		8,186,386
Receivable for shares sold		72,976
TOTAL ASSETS		69,662,154
Liabilities:
Payable for investments purchased	$8,287,487
Payable for shares redeemed	299,728
Payable for Directors'/Trustees' fees	183
Payable for distribution services fee (Note 5)	3,942
Payable for shareholder services fee (Note 5)	15,789
Accrued expenses	67,862
TOTAL LIABILITIES		8,674,991
Net assets for 4,419,422 shares outstanding		$60,987,163
Net Assets Consist of:
Paid-in capital		$72,985,576
Net unrealized appreciation of investments		6,001,168
Accumulated net realized loss on investments and foreign currency transactions		(17,667,818)
Accumulated net investment income (loss)		(331,763)
TOTAL NET ASSETS		$60,987,163
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($27,042,947 ÷ 1,966,083 shares outstanding), no par value, unlimited shares authorized	$13.75
Offering price per share (100/94.50 of $13.75)	$14.55
Redemption proceeds per share	$13.75
Class B Shares:
Net asset value per share ($1,744,982 ÷ 130,779 shares outstanding), no par value, unlimited shares authorized	$13.34
Offering price per share	$13.34
Redemption proceeds per share (94.50/100 of $13.34)	$12.61
Class C Shares:
Net asset value per share ($4,568,676 ÷ 350,994 shares outstanding), no par value, unlimited shares authorized	$13.02
Offering price per share	$13.02
Redemption proceeds per share (99.00/100 of $13.02)	$12.89
Institutional Shares:
Net asset value per share ($27,630,558 ÷ 1,971,566 shares outstanding), no par value, unlimited shares authorized	$14.01
Offering price per share	$14.01
Redemption proceeds per share	$14.01
See Notes which are an integral part of the Financial Statements
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17

Statement of Operations
Six Months Ended January 31, 2013 (unaudited)
Investment Income:
Dividends (including $807 received from an affiliated holding (Note 5))			$414,516
Expenses:
Investment adviser fee (Note 5)		$329,345
Administrative fee (Note 5)		41,593
Custodian fees		4,586
Transfer and dividend disbursing agent fees and expenses		130,275
Directors'/Trustees' fees		756
Auditing fees		11,796
Legal fees		3,996
Portfolio accounting fees		39,831
Distribution services fee (Note 5)		22,847
Shareholder services fee (Note 5)		37,591
Account administration fee (Note 2)		496
Share registration costs		26,190
Printing and postage		19,375
Insurance premiums		1,984
Miscellaneous		3,121
TOTAL EXPENSES		673,782
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(177,241)
Waiver of administrative fee	(4,624)
TOTAL WAIVERS AND REIMBURSEMENT		(181,865)
Net expenses			491,917
Net investment income (loss)			(77,401)
Realized and Unrealized Gain on Investments:
Net realized gain on investments			6,271,082
Net change in unrealized appreciation of investments			2,148,572
Net realized and unrealized gain on investments			8,419,654
Change in net assets resulting from operations			$8,342,253
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2013	Year Ended 7/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(77,401)	$(422,764)
Net realized gain on investments	6,271,082	4,915,672
Net change in unrealized appreciation/depreciation of investments	2,148,572	(5,652,407)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,342,253	(1,159,499)
Share Transactions:
Proceeds from sale of shares	6,469,514	12,048,639
Cost of shares redeemed	(8,639,434)	(18,308,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,169,920)	(6,259,363)
Change in net assets	6,172,333	(7,418,862)
Net Assets:
Beginning of period	54,814,830	62,233,692
End of period (including accumulated net investment income (loss) of $(331,763) and $(254,362), respectively)	$60,987,163	$54,814,830
See Notes which are an integral part of the Financial Statements
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19

Notes to Financial Statements
January 31, 2013 (unaudited)
1. ORGANIZATION
Federated MDT Series (the “ Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended January 31, 2013, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$155
Class C Shares	341
TOTAL	$496
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2013, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	268,064	$3,291,272	317,159	$3,790,317
Shares redeemed	(206,198)	(2,623,617)	(527,438)	(6,080,816)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	61,866	$667,655	(210,279)	$(2,290,499)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	11,383	$141,327	8,120	$92,002
Shares redeemed	(21,791)	(267,030)	(80,577)	(897,209)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(10,408)	$(125,703)	(72,457)	$(805,207)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,869	$121,868	46,175	$510,922
Shares redeemed	(31,649)	(382,605)	(75,431)	(814,480)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(21,780)	$(260,737)	(29,256)	$(303,558)
	Six Months Ended 1/31/2013		Year Ended 7/31/2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	221,006	$2,915,047	680,052	$7,655,398
Shares redeemed	(410,234)	(5,366,182)	(907,921)	(10,515,497)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(189,228)	$(2,451,135)	(227,869)	$(2,860,099)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(159,550)	$(2,169,920)	(539,861)	$(6,259,363)
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24

4. FEDERAL TAX INFORMATION
At January 31, 2013, the cost of investments for federal tax purposes was $55,320,077. The net unrealized appreciation of investments for federal tax purposes was $6,001,168. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,237,116 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,235,948.
At July 31, 2012, the Fund had a capital loss carryforward of $23,847,272 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$23,847,272	NA	$23,847,272
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, the Adviser voluntarily waived $176,648 its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, FAS waived $4,624 of its fee. The net fee paid to FAS was 0.129% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2013, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$6,324
Class C Shares	16,523
TOTAL	$22,847
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2013, FSC retained $2,577 of fees paid by the Fund. For the six months ended January 31, 2013, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2013, FSC retained $774 in sales charges from the sale of Class A Shares. FSC also retained $1,652 of CDSC relating to redemptions of Class B Shares and $155 relating to redemptions of Class C Shares.
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Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended January 31, 2013, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$30,316
Class B Shares	2,108
Class C Shares	5,167
TOTAL	$37,591
For the six months ended January 31, 2013, FSSC received $1,920 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
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Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2013, the Adviser reimbursed $593. Transactions involving the affiliated holding during the six months ended January 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2012	839,624
Purchases/Additions	7,778,746
Sales/Reductions	7,399,282
Balance of Shares Held 1/31/2013	1,219,088
Value	$1,219,088
Dividend Income	$807
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2013, were as follows:
Purchases	$30,809,894
Sales	$32,972,204
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2013, there were no outstanding loans. During the six months ended January 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2012 to January 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2012	Ending Account Value 1/31/2013	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,152.60	$9.50
Class B Shares	$1,000	$1,148.00	$13.54
Class C Shares	$1,000	$1,149.20	$13.54
Institutional Shares	$1,000	$1,154.00	$8.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$8.89
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68
Institutional Shares	$1,000	$1,017.64	$7.63
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Evaluation and Approval of Advisory
Contract–May 2012
FEDERATED MDT SMALL CAP GROWTH FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, underperformed its benchmark index for the three-year
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period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
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lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
36367 (3/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 21, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date March 21, 2013